                          ANNUAL REPORT

                          ------------------------------------------------------

                          [LOGO]

                          ------------------------------------------------------
                          OCTOBER 31, 1995

                          -----------
                          HARBOR FUND

HARBOR FUND
ANNUAL REPORT OVERVIEW

     Harbor Fund completed its current fiscal year on October 31, 1995. Total annual return is shown below for each of the eight portfolios. All performance figures included in this report are total returns and assume the reinvestment of dividends. The Long-Term Historic Returns represent unmanaged indices and are included as an indication of longer-term potential associated with taking different levels of market risk.

                                                                                             YEAR
                       HARBOR FUNDS IN ORDER OF MARKET RISK                             ENDED 10/31/95
   -----------------------------------------------------------------------------  --------------------------
   International Growth.........................................................              5.83%
   International................................................................              5.06%
   Growth.......................................................................             25.93%
   Capital Appreciation.........................................................             35.73%
   Value........................................................................             21.02%
   Bond.........................................................................             14.56%
   Short Duration...............................................................              6.82%
   Money Market.................................................................              5.66%

                           COMMONLY USED MARKET INDICES
   -----------------------------------------------------------------------------
   Morgan Stanley Capital International Europe, Australia, and Far East
     (EAFE); international equity...............................................             -0.37%
   Standard & Poor's 500
     (S&P 500); domestic equity.................................................             26.43%
   Lehman Brothers Aggregate
     (LB AGG); domestic bonds...................................................             15.65%
   One-Year Government Bonds
     (1-YR GVT).................................................................              7.10%
   90-Day U.S. Treasury Bills
     (T-Bills); domestic short-term.............................................              5.78%

                                                                                           30 YEARS
                                                                                          1965-1994
                            LONG-TERM HISTORIC RETURNS                                   ANNUAL RATES
   -----------------------------------------------------------------------------  --------------------------
   EAFE.........................................................................            12.15%
   S&P 500......................................................................             9.95%
   Domestic Bonds (intermediate and long)(1)....................................             7.55%
   1-YR GVT(2)..................................................................             7.71%
   T-Bills......................................................................             6.66%
   Consumer Price Index.........................................................             5.36%

                                                                                                             LIPPER
                   HARBOR FUND EXPENSE RATIOS                   1992       1993       1994       1995       MEDIAN**
   -----------------------------------------------------------  ----       ----       ----       ----       --------
   International Growth.......................................  N/A %      N/A %      1.32%*     1.21%*       1.40%
   International..............................................  1.28       1.20+++    1.10+++    1.04+++      1.09
   Growth.....................................................  0.90       0.90       0.93       0.93         0.96
   Capital Appreciation.......................................  0.91       0.86       0.81       0.75         0.90
   Value......................................................  0.84*      0.88       1.04       0.90         0.93
   Bond.......................................................  0.77*      0.72*      0.77*      0.70*        0.63
   Short Duration***..........................................  0.35*++    0.43*      0.38*      0.38         0.61
   Money Market...............................................  0.69*      0.71*      0.67*      0.61*        0.55

   ------------------
   (1) LB AGG not available for 30 year period; blended historic data used to approximate total Bond Market Return.
   (2) Historic data used to approximate total One-Year Government Bonds
       Return.
     * Reflects the Adviser's agreement not to impose all or a portion of its advisory fees.
    ** Includes all funds in the 9/30/95 Lipper Universe with the same investment objective as the comparable Harbor Fund portfolio and with similar total assets.
   *** For operating expenses only. Total expense ratio, including interest expense for the Short Duration Fund, is 1.54% for 1992, 1.12% for 1993, 1.64% for 1994 and 1.84% for 1995. Short Duration Fund commenced operations 1/1/92.
    ++ Annualized.
   +++ Reflects the Adviser's and Subadviser's agreement not to impose a portion of the advisory fee.

DEAR SHAREHOLDER:

     Summing up highlights of U.S. economic and financial market events during our fiscal year 1995 perhaps is best done in the form of a question:

     What's not to like?

     Answer -- not much.

     Chalking up a symbolic stock market milestone, the Dow Jones Industrial Average closed above the 5,000 mark for the first time on November 22.

     At Harbor Fund, we also celebrated a milestone when net assets exceeded $5 billion on November 16, just 3 days before the 9th anniversary of the inception of the first Harbor Fund -- Harbor Growth -- on November 19, 1986.

     For serious investors -- like those of you who we at Harbor aim to serve -- these milestones should only serve as a reminder of one of the most important principles of sound investing: Invest for the longer term.

     As long as there is buying and selling, the market will have ups and downs, so it's important to choose an asset allocation mix of stock and fixed income investments with a level of risk appropriate for your individual goals and to STAY WITH IT.

     It is important, of course, to periodically review your objectives and program and what better time than near year-end. Consideration of economic and market developments is helpful in the process.

     Again, there's a lot to like about our fiscal year 1995. Two important areas that had almost no developments at all stand out:

     - Inflation

     - Adjustment of the federal funds rate.

     In contrast to the upward trend of inflation in every previous extended period of economic expansion over the last three decades, inflation continued its downward trend in 1995 and stood at an annual rate of less than 2 percent at the close of our fiscal year.

     After making not less than six increases in short-term interest rates in 1994, the Federal Reserve open market committee tacked on one rate boost in January this year. Then with the economy showing signs of slowing down, the Federal Reserve reversed its field in July by lowering the rate a quarter of a percent and has taken no action since that time.

     Moderate growth resumed in the calendar third quarter after an inventory correction earlier in the year. Both equity and bond markets responded favorably to the continued growth.

     Other developments worth noting in the last 12 months include:

     - Continued strong improvement in U.S. productivity.

     Business investment in new equipment and construction has accounted for almost 40 percent of the economic growth in the current extended expansion, according to a recent study. Restructuring of corporations continued while merger and acquisition activity proceeded at a record pace.

     The resulting upsurge in productivity -- estimated to have posted a year-to-year increase of 3.5 percent in the second quarter this year -- is making a strong contribution to corporate profits. Unit labor costs are flat, owing to the offsetting effect of improving productivity. U.S. industry now is proclaimed to be the low cost producer among industrialized nations and is ahead in leading edge high-tech industries.

     - Rebound of the dollar in currency exchange.

     Early in the year, the dollar weakened against many currencies, including the Japanese yen and German mark, making American export industries more competitive in world markets and contributing to reported earnings of U.S. multinational companies.

     The dollar strengthened a bit as the year progressed, causing some concern about potential erosion of corporate profits, but that had no significant adverse effect on continuation of the stock market upturn.

     - Continued generally favorable worldwide economic conditions.

     With the major exception of Japan where the economy remained depressed, markets in most of Europe and the Pacific Rim recorded gains based on generally stronger earnings than anticipated and lower interests rates. Equity and bond markets in the emerging countries rebounded strongly after a poor first quarter.

     As always, we invite your attention to the detailed reports on the performance of the individual Harbor funds set forth on the pages which follow this letter. Because expenses associated with your investments are important, we also call your attention to the expense ratios of the Harbor fund portfolios on page one of this report.

     Adding value to your money is our only business at Harbor Fund. Our overriding objective is to increase the value of your investment relative to a managed portfolio of the sector of the market in which the fund is invested.

     In general, the Harbor family of funds performed very well in the 1995 fiscal year, when remarkable advances were made in both equities and fixed income investments.

     Particularly noteworthy were the performances of our two international funds -- Harbor International and Harbor International Growth. Both funds have outperformed the EAFE index each year since inception -- Harbor International for eight consecutive years since it was launched on December 29, 1987, and Harbor International Growth for the second year since start up on November 1, 1993.

     An exceptional gain was also recorded by the Harbor Capital Appreciation Fund, which substantially outperformed the S&P 500 index. Harbor Growth Fund and Harbor Value Fund also had substantial gains, but performance was behind the S&P 500 index. Harbor Bond Fund had a solid gain, but narrowly trailed the Lehman Brothers Aggregate index after posting returns exceeding the index over the previous four consecutive years.

     As always, we thank you for your continued confidence and your investment in Harbor Fund.

                                          Sincerely,

                                          /s/ Ronald C. Boller

                                          Ronald C. Boller
                                          President

HARBOR FUND

     The following performance figures are annualized for each Fund. The date of inception for Harbor International Growth Fund was November 1, 1993; Harbor Growth Fund was November 19, 1986; Harbor Short Duration Fund was January 1, 1992; all other Funds started December 29, 1987.

  HARBOR INTERNATIONAL GROWTH FUND           NET ASSET VALUE: 10/31/95:  $12.10
                                                              10/31/94:  $11.53

   ------------------------------------------------------------------
                              Total Return for Periods Ended 10/31/95
   ------------------------------------------------------------------
                                                             Since
          Fund/Index            12 months     5 years     Inception
   ------------------------------------------------------------------
     Harbor International          5.83%          --         10.49%
     Growth
   ------------------------------------------------------------------
     EAFE                          -0.37%       6.95%        4.73%
   ------------------------------------------------------------------
                               Total Return for Periods Ended 9/30/95
   ------------------------------------------------------------------
    Harbor International Growth    7.66%          --         11.26%
   ------------------------------------------------------------------

    Harbor International Growth Fund significantly outperformed the EAFE index during the 1995 fiscal year. Devaluation of the Mexican peso early in the fiscal year was a catalyst for a sell-off in worldwide emerging markets, adversely affecting the fund's Mexican, Argentine, and southeast Asia holdings. The balance -- and majority -- of the fund's holdings were in Europe, where performance was good. Growth companies, in which the fund has significant investments, performed well, and the economic cycle favored these companies as the year progressed. Continued decline in global interest rates had a beneficial effect on the portfolio. Major portfolio changes included reduction of bank holdings and addition of pharmaceutical companies. Holdings were reduced in Mexico and Argentina and increased in France and Switzerland.

            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     HARBOR INTERNATIONAL GROWTH AND EAFE

        INTERNATIONAL                     EAFE
10/93           10000                   10000
10/94           11536.17                11009.41
10/95           12208.22                10968.48

     *For the period November 1, 1993 (inception) ending October 31, 1995

  HARBOR INTERNATIONAL FUND                  NET ASSET VALUE: 10/31/95:  $26.93
                                                              10/31/94:  $26.87

   ------------------------------------------------------------------
                              Total Return for Periods Ended 10/31/95
   ------------------------------------------------------------------
                                                             Since
   Fund/Index                    12 months     5 years     Inception
   ------------------------------------------------------------------
     Harbor International          5.06%        14.45%       17.24%
   ------------------------------------------------------------------
     EAFE                          -0.37%       6.95%        6.08%
   ------------------------------------------------------------------
                               Total Return for Periods Ended 9/30/95
   ------------------------------------------------------------------
     Harbor International          9.16%        16.04%       17.61%
   ------------------------------------------------------------------

    Harbor International Fund outperformed the EAFE index in fiscal 1995. Performance of holdings in Europe -- which account for almost 60 percent of total investments -- was positive. Good contributions in Switzerland, the UK and The Netherlands more than offset poor performance in France. Economies in the Pacific Rim and Latin America were a mixed bag, but stock market results were generally negative. Currency exposure, particularly in Europe, was an important contributor to performance.


            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                        HARBOR INTERNATIONAL AND EAFE

            INTERNATIONAL               EAFE
12/87           10000                   10000
10/88           13000                   12039
10/89           17069                   13019
10/90           17720                   11350
10/91           20864                   12139
10/92           20024                   10535
10/93           27936                   14481
10/94           33122                   15942
10/95           34799                   15883

                           Period ending October 31

     Performance data quoted represents past performance and is not predictive of future performance. Actual return and principal value on an investment will fluctuate, and the shares, when redeemed, may be worth more or less than their original cost.

  HARBOR GROWTH FUND                        NET ASSET VALUE: 10/31/95:  $15.73
                                                             10/31/94:  $12.83

   ------------------------------------------------------------------
                              Total Return for Periods Ended 10/31/95
   ------------------------------------------------------------------
                                                             Since
       Fund/Index                12 months     5 years     Inception
   ------------------------------------------------------------------
     Harbor Growth                 25.93%       17.86%       11.67%
   ------------------------------------------------------------------
     S&P 500                       26.43%       17.27%       13.45%
   ------------------------------------------------------------------
                               Total Return for Periods Ended 9/30/95
   ------------------------------------------------------------------
     Harbor Growth                 29.57%       17.66%       11.90%
   ------------------------------------------------------------------

    Performance of Harbor Growth Fund was just short of the S&P 500 index return in fiscal 1995. About 80 percent of the portfolio is invested in mid-capitalization growth companies and this sector of the market did not perform as well as the larger-capitalization growth stocks which dominate the S&P 500. The portfolio did benefit from a shift by investors from the large-capitalization to mid-capitalization stocks as the year progressed. Overweighting in the technology sector was a major positive contributor to overall performance. This was partially offset by lower performance of holdings in the consumer non-durable sector.

            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          HARBOR GROWTH AND S&P 500

                GROWTH          S&P 500
11/86           10000           10000
10/87           10250           10384
10/88           12058           11905
10/89           14295           15015
10/90           11803           13893
10/91           19914           18540
10/92           18425           20389
10/93           23246           23424
10/94           21319           24373
10/95           26846           30813

                           Period Ending October 31


  HARBOR CAPITAL APPRECIATION FUND          NET ASSET VALUE: 10/31/95:  $23.20
                                                             10/31/94:  $17.31

   ------------------------------------------------------------------
                              Total Return for Periods Ended 10/31/95
   ------------------------------------------------------------------
                                                             Since
        Fund/Index               12 months     5 years     Inception
   ------------------------------------------------------------------
     Harbor Capital                35.73%       25.47%       18.89%
     Appreciation
   ------------------------------------------------------------------
     S&P 500                       26.43%       17.27%       15.10%
   ------------------------------------------------------------------
                               Total Return for Periods Ended 9/30/95
   ------------------------------------------------------------------
    Harbor Capital Appreciation    41.37%       25.16%       19.08%
   ------------------------------------------------------------------

    Buoyed by the strong performance of its portfolio holdings which are almost exclusively larger capitalization growth stocks, Harbor Capital Appreciation Fund substantially outperformed the S&P 500 index during the fiscal year. Significant overweighting in the technology sector, which had outstanding performance in the fiscal year, was by far the major contributor to the fund's exceptional gain. Holdings of Mexican securities, liquidated in January, had a modest negative effect on performance.


            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                 HARBOR CAPITAL APPRECIATION AND THE S&P 500

            CAPITAL APPRECIATION        S&P 500
12/87           10000                   10000
10/88           11670                   11625
10/89           14110                   14663
10/90           12484                   13567
10/91           19394                   18105
10/92           22190                   19911
10/93           26663                   22874
10/94           28597                   23801
10/95           38814                   30090

                           Period ending October 31

    The following performance figures are annualized for each Fund. The date of inception for Harbor International Growth Fund was November 1, 1993; Harbor Growth Fund was November 19, 1986; Harbor Short Duration Fund was January 1, 1992; and all other Funds started December 29, 1987.

  HARBOR VALUE FUND                         NET ASSET VALUE: 10/31/95:  $14.57
                                                             10/31/94:  $13.50



   ------------------------------------------------------------------
                              Total Return for Periods Ended 10/31/95
   ------------------------------------------------------------------
                                                             Since
       Fund/Index                12 months     5 years     Inception
   ------------------------------------------------------------------
     Harbor Value                  21.02%       14.63%       13.07%
   ------------------------------------------------------------------
     S&P 500                       26.43%       17.27%       15.10%
   ------------------------------------------------------------------
                               Total Return for Periods Ended 9/30/95
   ------------------------------------------------------------------
     Harbor Value                  23.14%       14.32%       13.30%
   ------------------------------------------------------------------

    Performance of the Harbor Value Fund represented a substantial gain but lagged the S&P 500 index return for the fiscal year. Value oriented stocks generally did not perform as well as growth stocks over the 12 months and the S&P 500 Index is weighted in favor of growth stocks. Important contributions to the Fund's performance came from holdings in the financial sector, where consolidation was a positive factor, and utilities, which benefitted from proposed telecommunications legislation. Overall performance was hurt by a lack of holdings in the technology sector -- most technology stocks do not meet the Fund's investment criteria. On April 20, 1995, the Harbor Fund Board of Trustees appointed the newly formed firm of DePrince, Race & Zollo as subadvisor for 75 percent of the Fund's assets. Responsibility for management of the assets remained with Greg DePrince, the portfolio manager formerly with the predecessor subadvisor. Richards & Tierney continue to use quantitative techniques as subadvisor for 25 percent of the Fund's assets.

            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                         HARBOR VALUE AND THE S&P 500

                VALUE           S&P 500
12/87           10000           10000
10/88           12007           11625
10/89           15205           14663
10/90           13229           13567
10/91           17221           18105
10/92           18436           19911
10/93           20646           22874
10/94           21637           23801
10/95           26185           30090

                           Period ending October 31

  HARBOR BOND FUND                          NET ASSET VALUE: 10/31/95:  $11.21
                                                             10/31/94:  $10.41

   ------------------------------------------------------------------
                              Total Return for Periods Ended 10/31/95
   ------------------------------------------------------------------
                                                             Since
         Fund/Index              12 months     5 years     Inception
   ------------------------------------------------------------------
     Harbor Bond                   14.56%       11.22%       10.15%
   ------------------------------------------------------------------
     LB AGG                        15.65%       9.65%        9.65%
   ------------------------------------------------------------------
                               Total Return for Periods Ended 9/30/95
   ------------------------------------------------------------------
     Harbor Bond                   12.62%       11.02%       10.03%
   ------------------------------------------------------------------

    For the fiscal year, Harbor Bond Fund performance trailed that of the Lehman Brothers Aggregate index. During late 1994 and early 1995, performance was adversely affected by higher than expected economic growth and a subsequent sell-off in the bond market. The Fund also was underweighted in corporate bonds -- the best performing sector in the first half. As fears of inflation subsided during the year interest rates -- beyond the very short term -- declined significantly with the resulting price increases producing appreciable performance for the Fund. During the second half, an increase in hedged foreign bond exposure -- mainly in Germany, Canada and the UK -- had a positive effect on performance and the Fund outperformed the LB AGG over the last third of the fiscal year.


            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                            HARBOR BOND AND LB AGG

                BOND            LB AGG
12/87           10000           10000
10/88           10791           10909
10/89           12049           12207
10/90           12534           12977
10/91           15042           15030
10/92           16869           16508
10/93           19227           18467
10/94           18622           17789
10/95           21334           20573

                           Period ending October 31

    Performance data quoted represents past performance and is not predictive of future performance. Actual return and principal value on an investment will fluctuate, and the shares, when redeemed, may be worth more or less than their original cost.

  HARBOR SHORT DURATION FUND                NET ASSET VALUE: 10/31/95:  $8.82
                                                             10/31/94:  $8.77

   ------------------------------------------------------------------
                              Total Return for Periods Ended 10/31/95
   ------------------------------------------------------------------
                                                             Since
          Fund/Index             12 months     5 years     Inception
   ------------------------------------------------------------------
     Harbor Short Duration         6.82%          --         4.75%
   ------------------------------------------------------------------
     1-YR GVT                      7.10%        5.63%        4.67%
   ------------------------------------------------------------------
                               Total Return for Periods Ended 9/30/95
   ------------------------------------------------------------------
     Harbor Short Duration         6.46%          --         4.67%
   ------------------------------------------------------------------

    Total return of the Harbor Short Duration Fund in the fiscal year exceeded that of 90-day treasury bills but fell a bit short of the 1-year U.S. Government bond. High quality corporate bonds and asset backed securities provided superior returns relative to treasury securities. The Fund's strategy is to outperform very short-term fixed income funds using active management. Portfolio duration changes throughout the year aided performance by capturing some of the bond market rally. Foreign currency investments had a modest negative effect on performance. T-Bills is an index of 90-day T-bills; 1-YR GVT is an index of T-Bills with maturities of 8 to 12 months and therefore, provides a more accurate representative comparison with Harbor Short Duration Fund.

            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                      HARBOR SHORT DURATION AND T-BILLS

                SHORT
               DURATION        T-BILLS        1-YR. GVT.
12/91           10000           10000           10000
10/92           10372           10307           10398
10/93           10909           10625           10810
10/94           11185           11038           11121
10/95           11949           11675           11911

                           Period ending October 31

  HARBOR MONEY MARKET FUND                  NET ASSET VALUE: 10/31/95:  $1.00
                                                             10/31/94:  $1.00


   ------------------------------------------------------------------
                              Total Return for Periods Ended 10/31/95
   ------------------------------------------------------------------
                                                             Since
           Fund/Index            12 months     5 years     Inception
   ------------------------------------------------------------------
     Harbor Money Market           5.66%        4.35%        5.71%
   ------------------------------------------------------------------
     T-Bills                       5.78%        4.56%        5.78%
   ------------------------------------------------------------------
                              Current Yield for Periods Ended 9/30/95
   ------------------------------------------------------------------
     Harbor Money Market          7 days: 5.37%     30 days: 5.32%
   ------------------------------------------------------------------

    Harbor Money Market Fund performance fell slightly below that of 90-day treasury bills in the 1995 fiscal year. Highly rated commercial paper made up the Fund's portfolio throughout the period. Early in the fiscal year, maturity of the holdings was shortened to between 20 and 40 days. This improved performance as interest rates continued to rise. Later, as the economy began to slow, maturity was extended to between 45 and 70 days and performance benefitted as interest rates began to decline. Money market shares are neither insured nor guaranteed by the U.S. Government. While Harbor Money Market Fund seeks to maintain a stable price per share, there is no assurance this Fund will be able to do so.


            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                       HARBOR MONEY MARKET AND T-BILLS

             MONEY MARKET      T-BILLS
12/87           10000           10000
10/88           10561           10568
10/89           11557           11494
10/90           12484           12427
10/91           13265           13201
10/92           13752           13712
10/93           14121           14135
10/94           14619           14685
10/95           15447           15533

                           Period ending October 31

HARBOR INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1995

Investment Holdings By Country (%)
(Excludes net cash and short-term investments of 3.8%)

GERMANY (GER)             2.3
ARGENTINA (ARG)           2.7
AUSTRALIA (AUS)           3.1
NETHERLANDS (NET)         3.4
MEXICO (MEX)              3.7
SWEDEN (SW)               7.3
SPAIN (SP)                7.6
THAILAND (THAI)           8.3
UNITED KINGDOM (UK)      11.3
FRANCE (FR)              14.2
HONG KONG (HK)           14.2
SWITZERLAND (SWS)        18.1



COMMON STOCKS--95.2%

                                SHARES        VALUE
                              ----------   ------------
APPAREL & TEXTILES--4.2%
  Christian Dior (FR)........     52,100   $  5,111,083
                                           ------------
AUTOMOBILE PARTS--4.2%
  Autoliv AB (SW)............     89,700      5,144,172
                                           ------------
BANKS--12.0%
  Banco Popular Espanol
    (SP).....................     33,280   $  5,278,520
  Bangkok Bank (THAI)........    340,400      3,517,644
  Standard Chartered PLC
    (UK).....................     59,400        486,019
  Thai Farmers Bank PCL
    (THAI)...................    649,700      5,371,124
                                           ------------
                                             14,653,307
                                           ------------

BROADCASTING--1.3%
  British Sky Broadcasting
    PLC (UK).................    264,300      1,576,407
                                           ------------
BUSINESS SERVICES--3.8%
  Societe Generale Surveill
    Holding (SWS)............      2,496      4,710,839
                                           ------------

COMPUTER SOFTWARE--2.3%
  Sap AG (GER)...............     18,270      2,802,259
                                           ------------
CONGLOMERATES--16.1%
  BBC Brown Boveri AG
    (SWS)....................      4,518      5,235,502
  Cheung Kong
    (Holdings)(HK)...........    805,000      4,539,437
  Siebe PLC (UK).............    446,600      5,302,791
  Swire Pacific Ltd. Cl. A
    (HK).....................    623,300      4,675,680
                                           ------------
                                             19,753,410
                                           ------------

ELECTRICAL EQUIPMENT--3.2%
  Legrand-ADP (FR)...........     35,885      3,945,747
                                           ------------
HOUSEHOLD PRODUCTS--3.7%
  Kimberly-Clark De Mexico
    Cl. A (MEX)..............    349,700      4,554,878
                                           ------------
LEISURE--5.3%
  Granada Group (UK).........    606,100      6,474,590
                                           ------------

HARBOR INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED

                                SHARES        VALUE
                              ----------   ------------
PETROLEUM--6.4%
  Repsol SA (SP).............    136,400   $  4,066,895
  Woodside Petroleum (AUS)...    798,100      3,818,518
                                           ------------
                                              7,885,413
                                           ------------
PHARMACEUTICALS--15.1%
  Astra A Fria (SW)..........    101,700      3,735,157
  Ciba Geigy AG (SWS)........      5,941      5,138,536
  Roche Genuss Holdings AG
    (SWS)....................        973      7,063,064
  Synthelabo (FR)............     39,500      2,541,358
                                           ------------
                                             18,478,115
                                           ------------
PUBLISHING--3.4%
  Wolters Kluwer (NET).......     46,000      4,180,394
                                           ------------
REAL ESTATE--6.7%
  Amoy Properties (HK).......  2,663,500      2,566,426
  Sun Hung Kai Properties
    (HK).....................    699,300      5,584,961
                                           ------------
                                              8,151,387
                                           ------------
RETAILING--4.8%
  Carrefour (FR).............      5,890      3,457,273
  Castorama DuBois Investisse
    (FR).....................     14,750      2,390,558
                                           ------------
                                              5,847,831
                                           ------------

UTILITIES--2.7%
  Telecom Argentina Cl. B
    (ARG)....................    846,400   $  3,259,054
                                           ------------
TOTAL COMMON STOCKS
  (Cost $103,153,821)........               116,528,886
                                           ------------

CONVERTIBLE BONDS--1.0%
  (Cost $1,326,350)

                               PRINCIPAL
                                 AMOUNT
                               ---------
  Bangkok Bank (THAI)
    3.250%--03/03/2004........ $1,270,000      1,301,750
                                            ------------
SHORT-TERM INVESTMENTS--2.0%
  (Cost $2,419,000)
COMMERCIAL PAPER
  Ford Motor Credit Company
    5.760%--11/01/95..........  2,419,000      2,419,000
                                            ------------
TOTAL INVESTMENTS--98.2%
  (Cost $106,899,171)....................    120,249,636
CASH AND OTHER ASSETS, LESS
  LIABILITIES--1.8%......................      2,165,017
                                            ------------
TOTAL NET ASSETS--100%...................   $122,414,653
                                            ============

    The accompanying notes are an integral part of the financial statements.

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1995

Investment Holdings By Country (%)
(Excludes net cash and short-term investments of 4.4%)

PORTUGAL (PORT)         0.9
AUSTRALIA (AUS)         1.2
DENMARK (DEN)           1.8
SOUTH KOREA (S.KOR)     1.9
BRAZIL (BR)             2.0
ARGENTINA (ARG)         2.4
SPAIN (SP)              2.8
NORWAY (NOR)            2.9
SINGAPORE (SGP)         3.7
MALAYSIA (MAL)          4.1
HONG KONG (HK)          6.2
NETHERLANDS (NET)       6.3
JAPAN (JP)              7.4
SWEDEN (SW)             8.1
SOUTH AFRICA (S.AFR)    8.4
FRANCE (FR)             9.2
SWITZERLAND (SWS)      11.2
UNITED KINGDOM (UK)    15.1


COMMON STOCKS--93.4%

                             SHARES          VALUE
                           -----------   --------------
AUTOMOTIVE--2.2%
  Hyundai Motor Co. GDR
    (S. KOR)(1)...........     680,000   $   12,240,000
  Hyundai Motor Co. GDR
    Nonvoting (S.
    KOR)(1)...............      50,000          900,000
  Volvo AB (SW)(a)........   2,625,000       59,070,212
                                         --------------
                                             72,210,212
                                         --------------
BANKS--17.2%
  ABN Amro Holdings NV
    (NET).................     993,395       41,681,226
  Banco Bilbao Vizcaya
    (SP)..................   1,285,150       39,211,525
  Banco Commercial
    Portugues (PORT)......   1,845,999       25,053,456
  Banco Commercial
    Portugues ADR
    (PORT)(2).............     420,000        5,670,000
  Banco Intercontinental
    Espana (SP)...........     250,000       21,635,989
  Bank of Seoul
    (S. KOR)..............   3,631,887       34,935,226
  Barclays Bank PLC
    (UK)..................   3,758,513       44,064,024
  Cie Fin Paribas
    Cl. A (FR)............     647,505       35,598,313
  Credit National (FR)....     171,489       10,479,522
  CS Holding (SWS)........     415,720       42,431,195
  Korea Limited Credit
    Bank (S. KOR).........     373,496       12,779,357
  Malayan Bank Berhad
    (MAL).................   7,707,000       62,130,324
  National Westminster
    Bank (UK).............   5,391,829       53,769,064
  Royal Bank of Scotland
    Group (UK)............   5,893,809       47,661,665
  SCHW Bankverein (SWS)...     112,646       46,187,882
  United Overseas Bank
    (Alien Market)
    (SGP).................   4,500,693       39,451,799
                                         --------------
                                            562,740,567
                                         --------------

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED

                             SHARES          VALUE
                           -----------   --------------
BEVERAGES--7.3%
  Cadbury Schweppes
    (UK)..................   6,116,207   $   50,425,215
  Guinness (UK)...........   5,750,000       45,999,710
  Heineken NV (NET).......     250,000       44,299,928
  South African Breweries
    Ltd. ADR
    (S. AFR)(2)...........   2,042,470       67,069,404
  Whitbread (UK)..........   3,050,000       29,838,076
                                         --------------
                                            237,632,333
                                         --------------
BUSINESS MACHINES--1.8%
  Canon Inc. (JP).........   3,500,000       59,905,124
                                         --------------
BUSINESS SERVICES--2.0%
  SGS Holding (SWS).......      35,000       66,057,434
                                         --------------
CHEMICALS--2.6%
  Ciba Geigy AG (SWS).....      65,214       56,405,404
  Rhone Poulenc
    SA (FR)...............   1,300,000       28,322,695
                                         --------------
                                             84,728,099
                                         --------------
CONGLOMERATES--8.6%
  Cheung Kong (Holdings)
    (HK)..................   7,000,000       39,473,369
  Hutchison Whampoa
    (HK)..................  10,000,000       55,097,167
  Jardine Matheson
    (HK)..................   3,645,233       22,235,921
  Keppel Corp. (SGP)......   6,600,000       54,121,230
  Kvaerner AS (NOR).......     652,050       27,425,916
  Sime Darby Berhad
    (MAL).................  15,600,000       38,954,957
  Swire Pacific Ltd.
    Cl. A (HK)............   6,000,000       45,008,953
                                         --------------
                                            282,317,513
                                         --------------
CONSTRUCTION--0.6%
  Hunter Douglas NV
    (NET).................     413,994       20,042,896
                                         --------------
CONSUMER GOODS--1.5%
  BIC (FR)................     500,000       47,415,682
                                         --------------
ELECTRIC UTILITIES--0.4%
  AO Mosenergo ADR
    (RUS)(2)(a)...........      40,000   $      370,000
  Sydkraft AB Series C
    (SW)..................     763,000       13,092,646
                                         --------------
                                             13,462,646
                                         --------------
ELECTRONICS--1.9%
  Matsushita Electrical
    Industries (JP).......   2,500,000       35,454,053
  Sony Corp. (JP).........     600,000       26,993,983
                                         --------------
                                             62,448,036
                                         --------------
ENGINEERING--0.8%
  Sulzer AG (SWS).........      41,250       26,314,087
                                         --------------
FOOD--1.0%
  Nestle SA (SWS).........      32,000       33,506,055
                                         --------------
HOUSEHOLD APPLIANCES--0.3%
  Electrolux AB (SW)......     250,000       10,687,014
                                         --------------
INSURANCE--3.7%
  International
    Nederlanden (NET).....     739,467       44,036,562
  SCHW Ruckversicher
    (SWS).................      71,500       78,136,507
                                         --------------
                                            122,173,069
                                         --------------
INVESTMENT COMPANIES--1.4%
  Kinnevik Investment
    Ser. B (SW)...........   1,600,000       44,313,477
                                         --------------
MINING & METALS--8.1%
  Anglo American Corp.
    South Africa Ltd.
    ADR (S. AFR)(2).......   1,260,000       71,505,000
  Gencor Ltd. ADR (S.
    AFR)(2)...............  26,250,000       92,134,875
  Pasminco Ltd. (AUS)*....   3,000,000        3,308,843
  RTZ Corp. (UK)..........   2,077,341       28,681,056
  Trelleborg AB
    Cl. B (SW)............   3,312,220       37,142,700

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED

                             SHARES          VALUE
                           -----------   --------------
  Western Mining Corp.
    (AUS).................   4,867,716   $   31,176,274
                                         --------------
                                            263,948,748
                                         --------------
OIL & GAS
  EXPLORATION--2.4%
  Ampolex Ltd. (AUS)......   2,400,000        4,746,478
  Lasmo (UK)..............  15,571,836       37,839,016
  Saga Petroleum AS
    (NOR).................   2,809,000       35,174,286
                                         --------------
                                             77,759,780
                                         --------------
OIL & GAS PRODUCTION--8.4%
  British Gas (UK)........  11,000,000       41,830,111
  British Petroleum
    (UK)..................   6,226,280       45,732,782
  Norsk Hydro AS (NOR)....     833,333       33,177,924
  Petrol Brasileiros
    (BR).................. 350,000,000       30,207,894
  Royal Dutch Petroleum
    Co. ADR (NET)(2)......     450,000       55,293,750
  Total Cl. B (FR)........     644,615       39,813,365
  YPF Sociedad Anonima ADR
    (ARG)(2)..............   1,600,000       27,400,000
                                         --------------
                                            273,455,826
                                         --------------
PHARMACEUTICALS--6.1%
  Astra AB Ser. A (SW)....     950,000       34,890,843
  Novo Nordisk AS
    (DEN).................     450,000       57,212,047
  Roussel Uclaf (FR)......     250,000       40,977,777
  SmithKline Beecham PLC
    ADR (UK)(2)...........   1,270,000       65,881,250
                                         --------------
                                            198,961,917
                                         --------------
PHOTOGRAPHY--1.9%
  Fuji Photo Film Co.
    (JP)..................   2,450,000       60,623,986
                                         --------------
SHIPYARD--0.8%
  Jurong Shipyard (SGP)...   4,000,000       26,579,914
                                         --------------
STEEL--0.0%
  Von Roll AG (SWS)*......      12,000          263,966
  Von Roll AG Wts.
    12/18/95 (SWS)*.......      12,000           47,514
                                         --------------
                                                311,480
                                         --------------
TELECOMMUNICATION--7.9%
  Ericsson (LM) Tel Co.
    Ser. B (SW)...........   2,640,000   $   56,030,057
  Ericsson (LM) Tel Co.
    ADR Cl. B (SW)(2).....     440,000        9,398,125
  Hong Kong Telecom
    (HK)..................  23,284,400       40,655,423
  Telebras (BR)........... 865,000,000       35,066,413
  Telecom Argentina
    Cl. B (ARG)...........   6,600,000       25,413,228
  Telefonica De Argentina
    Cl. B (ARG)...........  12,000,000       25,323,216
  Telefonica De Espana
    (SP)..................   2,500,000       31,492,838
  Telekom Malaysia
    (MAL).................   4,600,000       32,922,562
                                         --------------
                                            256,301,862
                                         --------------
TIRE & RUBBER--2.9%
  Bridgestone Corp.
    (JP)..................   2,500,000       34,720,521
  CIE Fin Michel Bas
    (SWS).................      34,700       16,792,622
  Michelin Cl. B (FR).....   1,100,000       44,401,107
  Michelin Wts. 12/31/95
    (FR)*.................     100,000           18,599
                                         --------------
                                             95,932,849
                                         --------------
TOYS & AMUSEMENTS--0.8%
  Nintendo Co. (JP).......     200,000       14,709,764
  Sega Enterprises (JP)...     200,000       10,601,985
                                         --------------
                                             25,311,749
                                         --------------
WATER DISTRIBUTION--0.8%
  Lyonnaise Des Eaux SA
    (FR)..................     264,750       25,810,021
                                         --------------
TOTAL COMMON STOCKS
  (Cost $2,228,691,545)...                3,050,952,376
                                         --------------
UNITS--0.8%
  (Cost $61,968,374)
  Eurotunnel (FR).........  17,650,000       27,595,620
                                         --------------

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

CONVERTIBLE BONDS--1.4%
  (Cost $39,600,000)

                            PRINCIPAL
                             AMOUNT          VALUE
                           -----------   --------------
LibLife International BV
  6.500%--09/30/2004 (S.
  AFR).................... $40,000,000   $   44,800,000
                                         --------------
SHORT-TERM INVESTMENTS--4.1%
COMMERCIAL PAPER
  American Express Credit
    Corp.
    5.700%--11/13/1995....  11,053,000       11,053,000
                                         --------------
  Exxon Asset Management
    5.700%--11/08/1995....   6,289,000        6,289,000
                                         --------------
  General Electric Capital
    Corp.
    5.720%--11/03/1995....   5,846,000        5,846,000
                                         --------------
  General Motors
    Acceptance Corp.
    5.780%--11/01/1995....  13,000,000       13,000,000
    5.780%--11/02/1995....  13,519,000       13,519,000
    5.780%--11/03/1995....   1,803,000        1,803,000
    5.750%--11/06/1995.... $ 9,666,000   $    9,666,000
    5.730%--11/07/1995....  12,268,000       12,268,000
    5.760%--11/10/1995....  12,389,000       12,389,000
    5.760%--11/14/1995....  15,922,000       15,922,000
    5.790%--11/16/1995....   8,833,000        8,833,000
                                         --------------
                                             87,400,000
                                         --------------
  Prudential Funding Corp.
    5.720%--11/09/1995....  11,346,000       11,346,000
    5.730%--11/15/1995....  10,538,000       10,538,000
                                         --------------
                                             21,884,000
                                         --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $132,472,000).................      132,472,000
                                         --------------
TOTAL INVESTMENTS--99.7%
  (Cost $2,462,731,919)...............    3,255,819,996
CASH AND OTHER ASSETS,
  LESS LIABILITIES--0.3%..............       11,336,822
                                         --------------
TOTAL NET ASSETS--100.0%..............   $3,267,156,818
                                         ==============

------------
(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions, exempt from registration, normally to qualified institutional buyers. At October 31, 1995, these securities were valued at $59,440,212 or 1.82% of net assets.
(1) GDR after the name of a foreign holding stands for Global Depository Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.
(2) ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking organizations.
 *  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR GROWTH FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1995

COMMON STOCK HOLDINGS (%)
(Excludes net cash and short-term investments of 5.0%)

PAPER PRODUCTS                   0.4
CREDIT & FINANCE                 0.6
NEWSPAPERS                       0.7
TRUCKING & FREIGHT FORWARDING    0.8
PETROLEUM                        1.0
GAS EXPLORATION                  1.1
AIRLINES                         1.3
PETROLEUM SERVICES               1.3
BEVERAGES                        1.4
OFFICE SUPPLIES                  1.4
ENTERTAINMENT                    1.6
TOYS                             1.7
APPAREL & TEXTILES               1.9
LEISURE TIME                     1.9
HOTELS & RESTAURANTS             2.1
BROADCASTING                     2.5
HOME BUILDING                    2.5
TELECOMMUNICATIONS EQUIPMENT     2.6
CHEMICALS                        2.9
INSURANCE                        4.1
TELECOMMUNICATIONS               6.3
COMPUTER & BUSINESS EQUIPMENT    7.3
ELECTRONICS                      7.3
COMPUTER SOFTWARE                8.0
BUSINESS SERVICES                9.4
RETAILING                        9.5
DRUGS & HEALTH CARE             13.4


COMMON STOCKS--95.0%

                                SHARES        VALUE
                              ----------   ------------
AIRLINES--1.3%
  Atlantic Southeast Airlines
    Inc. ....................     70,000   $  1,732,500
                                           ------------
APPAREL & TEXTILES--1.9%
  Nike Inc. .................     46,000      2,610,500
                                           ------------
BEVERAGES--1.4%
  Canandaigua Wine Inc. .....     40,000      1,920,000
                                           ------------
BROADCASTING--2.5%
  Infinity Broadcasting
    Corp.*...................     52,600      1,709,500
  Tele-Communications Inc.*
    TCI Group, Series A......     75,000      1,275,000
  Tele-Communications Inc.*
    Liberty Media Group
    Series A.................     18,750        461,719
                                           ------------
                                              3,446,219
                                           ------------
BUSINESS SERVICES--9.4%
  America Online Inc. .......     34,000      2,720,000
  Computer Sciences Corp.*...     24,600      1,645,125
  Concord EFS Inc. ..........     65,000      2,242,500
  CUC International Inc.*....     76,950      2,664,394
  Equifax Inc. ..............     45,000      1,755,000
  SunAmerica Inc. ...........     30,000      1,867,500
                                           ------------
                                             12,894,519
                                           ------------
CHEMICALS--2.9%
  Arcadian Corp. ............    112,000      2,310,000
  IMC Global Inc. ...........     23,400      1,638,000
                                           ------------
                                              3,948,000
                                           ------------
COMPUTER & BUSINESS
  EQUIPMENT--7.3%
  Ceridian Corp.*............     42,900      1,866,150
  Cisco Systems Inc. ........     23,000      1,782,500
  FORE Systems...............     31,000      1,643,000
  Input / Output Inc. .......     45,000      1,681,875
  Silicon Graphics Inc.*.....     44,300      1,472,975
  3Com Corp.*................     33,200      1,560,400
                                           ------------
                                             10,006,900
                                           ------------

HARBOR GROWTH FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED

                                SHARES        VALUE
                              ----------   ------------
COMPUTER SOFTWARE--8.0%
  Cadence Design Systems
    Inc.*....................    124,200   $  4,005,450
  Oracle Systems Corp.*......      7,100        309,738
  Parametric Technology
    Corp. ...................     28,000      1,876,000
  Sterling Software Inc.*....     45,000      2,075,625
  Symantec Corp.*............     42,500      1,033,281
  Synopsys Inc. .............     46,000      1,725,000
                                           ------------
                                             11,025,094
                                           ------------
CREDIT & FINANCE--0.6%
  Green Tree Financial
    Corp. ...................     33,800        899,925
                                           ------------
DRUGS & HEALTH CARE--13.4%
  Amgen Inc.*................     49,600      2,380,800
  Biogen Inc.*...............     35,000      2,143,750
  Cephalon Inc. .............     55,000      1,650,000
  Columbia / HCA Healthcare
    Corp. ...................     32,000      1,572,000
  Cordis Corp.*..............     21,500      2,375,750
  Genzyme Corp.*.............     37,000      2,155,250
  Healthsource Inc. .........     31,100      1,648,300
  Medtronic Inc. ............     36,400      2,102,100
  Omnicare Inc. .............     45,000      1,631,250
  Vencor Inc.*...............     28,100        779,775
                                           ------------
                                             18,438,975
                                           ------------
ELECTRONICS--7.3%
  Atmel Corp.*...............     80,000      2,500,000
  DSC Communications
    Corp.*...................     19,900        736,300
  Intel Corp. ...............     28,000      1,956,500
  Oak Technology.............     45,000      2,463,750
  Maxim Integrated Products
    Inc.*....................     28,000      2,093,000
  Read Rite Corp.*...........      7,600        265,050
                                           ------------
                                             10,014,600
                                           ------------
ENTERTAINMENT--1.6%
  Viacom Inc.*...............     45,000      2,250,000
                                           ------------
GAS EXPLORATION--1.1%
  Triton Energy Corp. .......     33,000      1,538,625
                                           ------------

HOTELS & RESTAURANTS--2.1%
  HFS Inc. ..................     27,700   $  1,696,625
  Host Marriott Corp.*.......     98,300      1,216,462
                                           ------------
                                              2,913,087
                                           ------------
HOME BUILDING--2.5%
  Centex Corp. ..............     55,000      1,801,250
  Pulte Corp. ...............     50,000      1,581,250
                                           ------------
                                              3,382,500
                                           ------------
INSURANCE--4.1%
  Allstate Corp. ............     42,000      1,543,500
  MGIC Investment Corp. .....     35,900      2,041,812
  PMI Group Inc. ............     43,000      2,064,000
                                           ------------
                                              5,649,312
                                           ------------
LEISURE TIME--1.9%
  Mirage Resorts Inc.*.......     44,600      1,460,650
  Station Casinos Inc. ......     85,000      1,105,000
                                           ------------
                                              2,565,650
                                           ------------
NEWSPAPERS--0.7%
  News Corp LTD ADR(1).......     52,300      1,039,462
                                           ------------
OFFICE SUPPLIES--1.4%
  Alco Standard..............     21,600      1,911,600
                                           ------------
PAPER PRODUCTS--0.4%
  Boise Cascade Corp. .......     15,600        565,500
                                           ------------
PETROLEUM--1.0%
  Pogo Producing Co. ........     69,800      1,404,725
                                           ------------
PETROLEUM SERVICES--1.3%
  Western Atlas, Inc.*.......     39,500      1,733,063
                                           ------------
RETAILING--9.5%
  Borders Group Inc. ........     47,300        810,013
  Federated Department Stores
    Inc. ....................     36,300        921,112
  Kohl's Corp.*..............     35,000      1,588,125
  Micro Warehouse Inc.*......     23,700      1,054,650
  Staples Inc.*..............    115,875      3,085,172

HARBOR GROWTH FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED

                                SHARES        VALUE
                              ----------   ------------
  Sunglass Hut International
    Inc. ....................    102,000   $  2,779,500
  Tandy Corp. ...............     28,200      1,392,375
  Viking Office Products
    Inc.*....................     30,900      1,375,050
                                           ------------
                                             13,005,997
                                           ------------
TELECOMMUNICATIONS
  EQUIPMENT--2.6%
  Allen Group Inc. ..........     50,000      1,225,000
  Glenayre Technologies
    Inc.*....................     37,100      2,383,675
                                           ------------
                                              3,608,675
                                           ------------
TELECOMMUNICATIONS--6.3%
  LCI International Inc.*....    130,000      2,340,000
  Mobile Telecommunication
    Technologies Corp.*......     53,700      1,523,737
  Paging Network Inc.*.......     70,000      1,610,000
  Vodafone Group PLC
    ADR(1)...................     25,800      1,054,575
  Worldcom Inc. GA...........     66,600      2,172,825
                                           ------------
                                              8,701,137
                                           ------------
TOYS--1.7%
  Mattel, Inc. ..............     82,500      2,371,875
                                           ------------
TRUCKING & FREIGHT
  FORWARDING--0.8%
  Tidewater Inc. ............     41,300      1,089,288
                                           ------------
TOTAL COMMON STOCKS
  (Cost $99,265,461).........              $130,667,728
                                           ------------
SHORT-TERM INVESTMENTS--5.5%
                              PRINCIPAL
                                AMOUNT
                              ----------
COMMERCIAL PAPER
  Merrill Lynch & Co. Inc.
    5.870%--11/01/1995....... $6,693,000   $  6,693,000
  Philip Morris Cos. Inc.
    5.850%--11/01/1995.......    812,000        812,000
                                           ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $7,505,000).....................      7,505,000
                                           ------------
TOTAL INVESTMENTS--100.5%
  (Cost $106,770,461)...................    138,172,728
CASH AND OTHER ASSETS,
  LESS LIABILITIES--(0.5%)..............       (648,900)
                                           ------------
TOTAL NET ASSETS--100.0%................   $137,523,828
                                           ============

------------
(1) ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
 *  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1995

COMMON STOCK HOLDINGS (%)
(Excludes net cash and short-term investments of 3.4%)

RAILWAY                         0.9
MACHINERY                       1.0
MINERALS                        1.0
PAPER PRODUCTS                  1.4
BROADCASTING                    1.5
TELECOMMUNICATIONS SERVICES     2.1
CONGLOMERATES                   2.2
FINANCE                         2.3
NEWSPAPERS                      2.3
AEROSPACE                       2.4
AIRLINE                         2.4
BEVERAGE                        2.8
HOUSEHOLD PRODUCTS              2.8
INSURANCE                       2.8
HOTELS & RESTAURANTS            3.0
LEISURE TIME                    3.3
BUSINESS SERVICES               4.0
RETAILING                       5.2
TELECOMMUNICATIONS EQUIPMENT    5.7
COMPUTER SOFTWARE               9.9
ELECTRONICS                    11.3
DRUGS & HEALTHCARE             13.0
COMPUTER & BUSINESS EQUIPMENT  13.3


COMMON STOCKS--96.6%

                                 SHARES       VALUE
                                 -------   ------------
AIRLINE--2.4%
  AMR Corp. Del*................ 191,200   $ 12,619,200
  UAL Corp.*....................  55,000      9,673,125
                                           ------------
                                             22,292,325
                                           ------------
AEROSPACE--2.4%
  Boeing Co. ................... 338,500     22,214,062
                                           ------------
BEVERAGE--2.8%
  Coca-Cola Co.................. 173,400     12,463,125
  Pepsico, Inc. ................ 258,400     13,630,600
                                           ------------
                                             26,093,725
                                           ------------
BROADCASTING--1.5%
  Infinity Broadcasting
    Corp.*...................... 437,700     14,225,250
                                           ------------
BUSINESS SERVICES--4.0%
  CUC International Inc.*....... 356,062     12,328,647
  First Data Corporation........ 226,537     14,979,759
  Omnicom Group................. 147,800      9,440,725
                                           ------------
                                             36,749,131
                                           ------------
COMPUTER & BUSINESS
  EQUIPMENT--13.3%
  Cisco Systems, Inc.*.......... 397,800     30,829,500
  Compaq Computer Corp.*........ 295,400     16,468,550
  Dell Computer Corp.*.......... 246,000     11,469,750
  Hewlett-Packard Company....... 414,000     38,346,750
  Silicon Graphics Inc.*........ 343,600     11,424,700
  3Com Corp.*................... 315,500     14,828,500
                                           ------------
                                            123,367,750
                                           ------------
COMPUTER SOFTWARE--9.9%
  Adobe Systems Inc............. 301,400     17,179,800
  Autodesk Inc.*................ 303,200     10,308,800
  Computer Associates
    International, Inc.......... 360,400     19,822,000
  Intuit, Inc.*.................  91,800      6,609,600
  Microsoft Corp.*.............. 204,500     20,450,000
  Pyxis Corp.*.................. 261,400      3,300,175
  SAP AG ADR(1)................. 280,800     14,342,028
                                           ------------
                                             92,012,403
                                           ------------

HARBOR CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED

                                 SHARES       VALUE
                                 -------   ------------
CONGLOMERATES--2.2%
  ITT Corp...................... 164,600   $ 20,163,500
                                           ------------
DRUGS & HEALTHCARE--13.0%
  Astra A Fria, Ser A(2)........ 470,200     17,269,131
  Chiron Corp.*................. 132,400     12,048,400
  Eli Lilly & Co................ 156,500     15,121,812
  Merck & Co. .................. 254,500     14,633,750
  Phycor, Inc.*................. 309,675     11,380,556
  SmithKline Beecham PLC
    ADR(1)...................... 378,000     19,608,750
  United Healthcare Corp. ...... 272,700     14,487,188
  Upjohn Co..................... 313,600     15,915,200
                                           ------------
                                            120,464,787
                                           ------------
ELECTRONICS--11.3%
  Amphenol Corp. Cl. A*......... 100,300      2,168,987
  Applied Materials Inc.*....... 291,000     14,586,375
  Intel Corp.................... 555,200     38,794,600
  International Rectifier
    Corp.*...................... 313,400     14,142,175
  LSI Logic Corp.*.............. 506,000     23,845,250
  Texas Instruments Inc. ....... 160,000     10,920,000
                                           ------------
                                            104,457,387
                                           ------------
FINANCE--2.3%
  Federal National Mortgage
    Association................. 199,700     20,943,537
                                           ------------
HOTELS & RESTAURANTS--3.0%
  Hilton Hotels Corp............ 115,100      7,711,700
  McDonald's Corporation........ 332,900     13,648,900
  Promus Hotel Corp.*........... 287,100      6,316,200
                                           ------------
                                             27,676,800
                                           ------------
HOUSEHOLD PRODUCTS--2.8%
  Duracell International,
    Inc. ....................... 230,000     12,046,250
  Gillette Co. ................. 295,500     14,294,813
                                           ------------
                                             26,341,063
                                           ------------
INSURANCE--2.8%
  American International Group,
    Inc. ....................... 117,700      9,930,938
  MGIC Investment Corp.......... 277,400     15,777,125
                                           ------------
                                             25,708,063
                                           ------------

LEISURE TIME--3.3%
  Disney (Walt) Co. ............ 352,800   $ 20,330,100
  Harrahs Entertainment Inc.*... 404,600     10,013,850
                                           ------------
                                             30,343,950
                                           ------------
MACHINERY--1.0%
  Harnischfeger Industries
    Inc......................... 306,000      9,639,000
                                           ------------
MINERALS--1.0%
  Minerals Technologies Inc..... 233,000      9,290,875
                                           ------------
NEWSPAPERS--2.3%
  News Corp. LTD ADR(1).........  83,200      1,653,600
  Reuters Holdings PLC ADR
    Cl. B(1).................... 350,100     19,430,550
                                           ------------
                                             21,084,150
                                           ------------
PAPER PRODUCTS--1.4%
  Champion International
    Corp. ...................... 240,100     12,845,350
                                           ------------
RAILWAY--0.9%
  Wisconsin Central
    Transportation Corp.*....... 142,000      8,555,500
                                           ------------
RETAILING--5.2%
  Autozone Inc.*................ 498,100     12,327,975
  Dollar General Corp........... 302,850      7,419,825
  Kohl's Corp.*................. 188,600      8,557,725
  Micro Warehouse, Inc.*........ 223,000      9,923,500
  Office Max, Inc.*............. 387,950      9,601,763
                                           ------------
                                             47,830,788
                                           ------------
TELECOMMUNICATIONS
  EQUIPMENT--5.7%
  Ericsson (LM) Telephone Co. --
    ADR Cl. B(1)................ 342,000      7,304,906
  Motorola, Inc................. 364,100     23,894,063
  Nokia Corp. .................. 382,800     21,341,100
                                           ------------
                                             52,540,069
                                           ------------
TELECOMMUNICATIONS
  SERVICES--2.1%
  Vodafone Group PLC ADR(1)..... 484,600     19,808,025
                                           ------------
TOTAL COMMON STOCKS
  (Cost $699,355,762)...........            894,647,490
                                           ------------

HARBOR CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

SHORT-TERM INVESTMENTS--2.5%

                              PRINCIPAL
                               AMOUNT         VALUE
                             -----------   ------------
COMMERCIAL PAPER
  Ford Motor Credit Co.
    5.760%--11/01/95........ $22,571,000   $ 22,571,000
                                           ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $22,571,000)....................     22,571,000
                                           ------------

                                              VALUE
                                           ------------
TOTAL INVESTMENTS--99.1%
  (Cost $721,926,762)...................   $917,218,490
CASH AND OTHER ASSETS, LESS
  LIABILITIES--0.9%.....................      8,532,418
                                           ------------
TOTAL NET ASSETS--100.0%................   $925,750,908
                                           ============

------------
(1) ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
(2) Foreign currency-denominated. Market value is translated at the current exchange rate.
 *  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1995

COMMON STOCK HOLDINGS (%)
(Excludes net cash and short-term investments of 4.4%)


AEROSPACE                       0.1
BROADCASTING                    0.1
ENTERTAINMENT                   0.1
HOTELS & RESTAURANTS            0.1
MINING                          0.1
PHOTOGRAPHIC EQUIPMENT          0.1
POLLUTION CONTROL               0.1
RAILROADS                       0.1
FINANCIAL SERVICES              0.2
COMPUTER & BUSINESS EQUIPMENT   0.3
CONSTRUCTION MATERIALS          0.3
APPAREL                         0.4
AUTOMOBILE                      0.4
MACHINERY                       0.5
METALS                          0.5
NEWSPAPERS                      0.8
PAPER PRODUCTS                  0.9
TOBACCO                         1.0
TOOLS                           1.3
PETROLEUM SERVICES              1.7
ELECTRONICS                     1.8
PUBLISHING                      1.8
GAS EXPLORATION                 2.0
BUSINESS SERVICES               2.5
HOUSEHOLD PRODUCTS              2.5
CONGLOMERATES                   3.2
NATURAL GAS                     3.5
INSURANCE                       3.6
RETAILING                       3.9
DRUGS & HEALTHCARE              4.1
PUBLIC UTILITIES/ELECTRIC       4.5
CHEMICALS                       4.7
FOOD & BEVERAGE                 5.2
ELECTRICAL EQUIPMENT            5.5
PETROLEUM INTERNATIONAL         6.2
PETROLEUM DOMESTIC              7.8
BANKING                         9.4
TELECOMMUNICATIONS             14.3


COMMON STOCKS--95.2%

                                  SHARES       VALUE
                                  -------   -----------
AEROSPACE--0.1%
  Lockheed Martin Corp. .........     600   $    40,875
  United Technologies Corp.......     500        44,375
                                            -----------
                                                 85,250
                                            -----------
APPAREL--0.4%
  Intibrands Inc. ...............  22,300       373,525
                                            -----------
AUTOMOBILE--0.4%
  Chrysler Corp. ................   1,100        56,787
  Federal Signal Corp............   2,900        64,888
  Ford Motor Co. ................   7,600       218,500
  General Motors Corp. ..........     800        35,000
                                            -----------
                                                375,175
                                            -----------
BANKING--9.4%
  AmSouth Bancorp................  16,000       638,000
  Banc One Corp..................   1,540        51,975
  BankAmerica Corp...............     600        34,500
  BayBanks Inc. .................   9,000       729,000
  Boatmens Bancshares, Inc.......   1,000        38,000
  Central Fiduciary Banks,
    Inc..........................  29,900       926,900
  Chemical Banking Corp. ........     300        17,062
  Corestates Financial Corp......   1,600        58,200
  Crestar Financial Corp. .......  17,550     1,000,350
  First America Bank Corp........     600        25,575
  First American Corp. TN........  23,300     1,022,288
  Firstar Corp. New..............     600        21,225
  Great Western Financial
    Corp.........................     500        11,313
  H F Ahmanson & Co..............     500        12,500
  Huntington Bancshares, Inc. ...   1,050        25,069
  J P Morgan & Co Inc. ..........     500        38,562
  Jefferson Bankshares Inc. .....  27,000       597,375
  Magna Group Inc................  42,600     1,049,025
  NationsBank Corp...............   1,400        92,050
  Roosevelt Financial Group
    Inc. ........................  37,000       596,625
  Summit Bancorporation..........  33,470       949,711
  US Bancorp OR..................   1,000        29,625
                                            -----------
                                              7,964,930
                                            -----------
BROADCASTING--0.1%
  Capital Cities/ABC, Inc........   1,000       118,625
                                            -----------
BUSINESS SERVICES--2.5%
  Automatic Data Processing,
    Inc..........................     300        21,450

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED

                                  SHARES       VALUE
                                  -------   -----------
  General Motors Corp. Cl. E.....   1,100   $    51,838
  H & R Block, Inc...............     300        12,375
  Kelly Services Inc. Cl. A......  25,200       633,150
  Ogden Corp.....................  58,600     1,333,150
  Sysco Corp. ...................   1,300        39,487
                                            -----------
                                              2,091,450
                                            -----------
CHEMICALS--4.7%
  Betz Laboratories Inc..........  13,500       543,375
  Crompton & Knowles Corp........  52,600       664,075
  Dow Chemical Co................   2,900       199,013
  E I DuPont De Nemours & Co. ...   1,600        99,800
  Eastman Chemical Co............     500        29,750
  Ethyl Corp. ................... 112,600     1,252,675
  Lawter International Inc. .....  33,300       353,812
  Nalco Chemical Co. ............  16,500       495,000
  PPG Industries, Inc. ..........   1,000        42,500
  Potash Corp. Saskatchewan
    Inc.(2)......................   1,000        69,625
  Witco Corp.....................   7,800       217,831
                                            -----------
                                              3,967,456
                                            -----------
COMPUTERS & BUSINESS
  EQUIPMENT--0.3%
  Hewlett Packard Co.............   1,400       129,675
  International Business Machines
    Corp.........................   1,400       136,150
                                            -----------
                                                265,825
                                            -----------
CONGLOMERATES--3.2%
  Hanson PLC ADR(1).............. 102,800     1,593,400
  ITT Corp.......................     500        61,250
  Minnesota Mining &
    Manufacturing Co.............  18,900     1,074,937
                                            -----------
                                              2,729,587
                                            -----------
CONSTRUCTION MATERIALS--0.3%
  Armstrong World Industries,
    Inc..........................   1,000        59,375
  Sherwin Williams Co............     300        11,288
  Vulcan Materials Co............   3,100       172,437
                                            -----------
                                                243,100
                                            -----------
CONTAINERS & GLASS--0.0%
  Crown Cork & Seal Inc.*........     600   $    20,925
                                            -----------

DRUGS & HEALTHCARE--4.1%
  Abbott Labs....................   1,400        55,650
  Bristol Myers Squibb Co. ......  16,200     1,235,250
  Johnson & Johnson..............   1,000        81,500
  Merck & Co. Inc................   5,200       299,000
  Pfizer Inc.....................   1,100        63,112
  Rhone Poulenc Rorer, Inc.......     600        28,275
  Schering Plough Corp...........   1,200        64,350
  Warner Lambert Co..............  19,500     1,659,938
                                            -----------
                                              3,487,075
                                            -----------
ELECTRICAL EQUIPMENT--5.5%
  Cooper Industries Inc..........  35,000     1,181,250
  Eaton Corp.....................  19,800     1,014,750
  General Electric Co............  12,900       815,925
  General Signal Corp. ..........  49,800     1,587,375
  National Service Industries,
    Inc. ........................     300         8,925
  Westinghouse Electric Corp. ...   1,000        14,125
                                            -----------
                                              4,622,350
                                            -----------
ELECTRONICS--1.8%
  Motorola Inc...................     500        32,812
  Thomas & Betts Corp............  22,700     1,466,988
                                            -----------
                                              1,499,800
                                            -----------
ENTERTAINMENT--0.1%
  Polygram NV ADR(1).............     700        43,400
                                            -----------
FINANCIAL SERVICES--0.2%
  Dean Witter Discover & Co......     600        29,850
  Merrill Lynch & Co Inc. .......     800        44,400
  Travelers Group Inc............   1,202        60,701
                                            -----------
                                                134,951
                                            -----------
FOOD & BEVERAGE--5.2%
  Campbell Soup Co...............     900        47,138
  Coca Cola Co...................   8,200       589,375
  Conagra Inc....................   1,400        54,075
  General Mills Inc..............  11,500       659,812
  Grand Met PLC ADR(1)...........  39,900     1,097,250
  H J Heinz Co...................  13,700       637,050

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED

                                  SHARES       VALUE
                                  -------   -----------
  Lance Inc......................  41,200   $   695,250
  Pepsico Inc. ..................     800        42,200
  Sara Lee Corp..................   2,000        58,750
  Tasty Baking Corp..............  13,300       182,875
  Unilever NV....................   2,300       301,300
                                            -----------
                                              4,365,075
                                            -----------
GAS EXPLORATION--2.0%
  Burlington Resources, Inc......     700        25,200
  Occidental Petroleum Corp......  76,900     1,653,350
  Oryx Energy Co. ...............     500         5,750
  Union Texas Petroleum Holdings
    Inc..........................     500         9,000
                                            -----------
                                              1,693,300
                                            -----------
GROCERIES--0.0%
  Kroger Co.*....................     500        16,687
                                            -----------
HOTELS & RESTAURANTS--0.1%
  Dial Corp. DE..................     400         9,750
  Harrahs Entertainment Inc.*....     300         7,425
  McDonald's Corporation.........   1,800        73,800
  Promus Hotel Corp.*............     150         3,300
                                            -----------
                                                 94,275
                                            -----------
HOUSEHOLD PRODUCTS--2.5%
  Colgate Palmolive Co. .........  17,100     1,184,175
  Corning Inc. ..................  25,200       658,350
  Gillette Co. ..................     600        29,025
  Procter & Gamble Co. ..........   2,900       234,900
                                            -----------
                                              2,106,450
                                            -----------
INSURANCE--3.6%
  Allstate Corp..................   3,868       142,149
  American General Corp. ........  33,500     1,101,313
  American International Group,
    Inc..........................   1,050        88,594
  Aon Corp. .....................  14,800       608,650
  Loews Corp.....................   1,000       146,625
  Ohio Casualty Corp.............   6,400       227,200
  Safeco Corp....................     300        19,256
  St. Paul Companies, Inc........     400        20,300
  Torchmark Inc..................  15,200       630,800
  Unitrin, Inc...................     300   $    13,875
                                            -----------
                                              2,998,762
                                            -----------

MACHINERY--0.5%
  Barnes Group, Inc..............     300        11,250
  Caterpillar Inc. ..............     800        44,900
  Deere & Co. ...................     300        26,812
  Goulds Pumps Inc...............  13,300       315,875
  Timken Co......................     400        16,100
                                            -----------
                                                414,937
                                            -----------
METALS--0.5%
  Alcan Aluminum LTD.............   1,800        56,925
  Allegheny Ludlum Corp..........   2,600        43,875
  Aluminum Co. of America........     600        30,600
  Barrick Gold Corp. ............   1,400        32,375
  Inco LTD(2)....................   2,600        89,375
  Reynolds Metals Co. ...........   1,600        80,600
  USX U S Steel..................   2,100        62,737
                                            -----------
                                                396,487
                                            -----------
MINING--0.1%
  Freeport McMoran Copper & Gold
    Cl. A........................     150         3,431
  Freeport McMoran Copper & Gold
    Cl. B........................   2,806        63,836
  Homestake Mining Co. ..........     700        10,763
  Placer Dome, Inc. .............   1,000        21,875
  Santa Fe Pacific Gold Corp.....   1,320        13,035
                                            -----------
                                                112,940
                                            -----------
NATURAL GAS--3.5%
  Brooklyn Union Gas Co..........  20,500       515,062
  Enron Corp. ...................     500        17,187
  Enserch Corp. .................   7,100       102,950
  MCN Corp.......................  16,800       365,400
  Nova Corp. Alberta(2)..........  11,000        83,875
  Questar Corp...................  19,500       587,438
  Sonat, Inc.....................  39,000     1,121,250
  Transcanada Pipelines
    Ltd.(2)......................   5,800        77,575
  Westcoast Energy, Inc.(2)......   1,500        22,125
  Williams Companies, Inc. ......     600        23,175
                                            -----------
                                              2,916,037
                                            -----------

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED

                                  SHARES       VALUE
                                  -------   -----------
NEWSPAPERS--0.8%
  Gannett Inc....................  11,800   $   641,625
                                            -----------
PAPER PRODUCTS--0.9%
  Champion International
    Corp. .......................   1,500        80,250
  International Paper Co. .......   1,200        44,400
  Kimberly-Clark Corp. ..........   8,800       639,100
  Union Camp Corp. ..............     600        30,525
                                            -----------
                                                794,275
                                            -----------
PETROLEUM DOMESTIC--7.8%
  Amerada Hess Corp. ............     400        18,050
  Ashland Inc. ..................  24,200       765,325
  Atlantic Richfield Co. ........  14,900     1,590,575
  Freeport McMoran Inc. .........     666        24,892
  Kerr McGee Corp................     300        16,537
  Mobil Corp.....................  12,200     1,229,150
  Tenneco, Inc...................  34,900     1,531,238
  Unocal Corp....................  49,000     1,286,250
  USX Marathon Group.............   5,300        94,075
                                            -----------
                                              6,556,092
                                            -----------
PETROLEUM INTERNATIONAL--6.2%
  Amoco Corp.....................  16,200     1,034,775
  Chevron Corp...................   8,000       374,000
  Exxon Corp.....................  14,500     1,107,438
  Repsol SA ADR(1)...............  46,100     1,365,712
  Royal Dutch Petroleum Corp.....   6,800       835,550
  Texaco, Inc....................   7,900       538,188
                                            -----------
                                              5,255,663
                                            -----------
PETROLEUM SERVICES--1.7%
  Dresser Industries Inc.........  63,800     1,323,850
  Schlumberger Ltd. .............   1,200        74,700
                                            -----------
                                              1,398,550
                                            -----------
PHOTOGRAPHIC EQUIPMENT--0.1%
  Eastman Kodak Co...............   2,000       125,250
                                            -----------
POLLUTION CONTROL--0.1%
  WMX Technologies Inc...........   1,900        53,437
                                            -----------
PUBLIC UTILITIES/ELECTRIC--4.5%
  Baltimore Gas & Electric
    Co. .........................   2,800        74,900
  CINergy Corp...................  35,949     1,020,053
  Consolidated Edison Co. NY
    Inc..........................   4,100   $   124,537
  Dominion Resources Inc. VA.....   2,500        99,375
  Duke Power Co..................   2,500       111,875
  Entergy Corp...................   3,000        85,500
  Houston Industries, Inc........   3,600       166,950
  Illinova Corp..................   3,400        96,475
  Midamerican Energy Co..........   1,400        22,400
  Northeast Utilities............   3,600        89,100
  Pacificorp.....................   3,800        71,725
  PECO Energy Co.................  27,400       801,450
  PP & L Resources Inc...........   3,100        69,750
  SCEcorp........................   4,900        83,300
  Southern Co. ..................   2,500        59,688
  Texas Utilities Co.............  18,100       665,175
  Unicom Corp....................   5,000       163,750
                                            -----------
                                              3,806,003
                                            -----------
PUBLISHING--1.8%
  Dun & Bradstreet Corp..........  25,000     1,493,750
  Time Warner Inc................     500        18,250
                                            -----------
                                              1,512,000
                                            -----------
RAILROADS--0.1%
  CSX Corp.......................     400        33,500
  Union Pacific Corp.............     600        39,225
                                            -----------
                                                 72,725
                                            -----------
RETAILING--3.5%
  Autozone Inc.*.................     600        14,850
  Limited, Inc. .................   1,400        25,725
  May Department Stores Co.......  34,700     1,361,975
  Melville Corp..................     600        19,200
  Mercantile Stores Inc. ........  20,900       937,888
  J. C. Penney Inc...............  11,200       471,800
  Sears, Roebuck & Co............   1,800        61,200
  Toys R Us, Inc.*...............     300         6,562
  WalMart Stores, Inc............   3,900        84,338
                                            -----------
                                              2,983,538
                                            -----------
TELECOMMUNICATIONS--14.3%
  AT&T Corp......................  10,900       697,600
  Airtouch Communications
    Inc.*........................   9,800       279,300
  Alltel Corp. ..................  22,100       676,813

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED

                                  SHARES       VALUE
                                  -------   -----------
  Ameritech Corp.................   7,200   $   388,800
  BCE Inc........................  28,000       941,500
  Bell Atlantic Corp.............   5,000       318,125
  BellSouth Corp.................   8,000       612,000
  Frontier Corp..................  58,800     1,587,600
  GTE Corp.......................  50,900     2,099,625
  Northern Telecom Ltd...........   2,000        72,000
  Nynex Corp.....................  11,900       559,300
  Pacific Telesis Group..........   4,600       139,725
  SBC Communications Inc. .......   7,500       419,062
  Southern New England Telecomm
    Corp. .......................  42,200     1,524,475
  Sprint Corp. ..................  38,100     1,466,850
  U S West Inc...................   7,100       338,138
                                            -----------
                                             12,120,913
                                            -----------
TIRES & RUBBER--0.0%
  Goodyear Tire and Rubber Co....     600        22,800
                                            -----------
TOBACCO--1.0%
  Philip Morris Companies Inc....   2,300       194,350
  RJR Nabisco Holdings Corp.
    New..........................  20,640       634,680
                                            -----------
                                                829,030
                                            -----------
TOOLS--1.3%
  Snap On Inc....................  18,900       800,888
  Stanley Works..................   7,000       334,250
                                            -----------
                                              1,135,138
                                            -----------
TRANSPORTATION--0.0%
  Transport Holdings Inc.*.......       6           236
                                            -----------
TOTAL COMMON STOCKS
  (Cost $75,489,615).............            80,445,649
                                            -----------

CONVERTIBLE BONDS--0.4%
  (Cost $300,000)

                               PRINCIPAL
                                 AMOUNT        VALUE
                               ----------   -----------
  Federated Department
    Stores Inc. .............. $  300,000   $   295,500
                                            -----------
SHORT-TERM INVESTMENTS--4.1%
COMMERCIAL PAPER
  Euro Time Deposit
    5.625%--11/24/95..........    400,000       400,000
  Ford Motor Credit Co.
    5.700%--12/22/95..........    500,000       500,060
  General Electric Capital
    Corp. 5.660%--01/22/96....    500,000       500,055
  Repurchase Agreement with
    State Street Bank & Trust
    dated October 31, 1995 due
    on demand at 4.750%,
    collateralized by a U.S.
    Treasury Bond, 8.875%
    February 15, 2019, par
    value of $1,650,000
    (repurchase proceeds of
    $2,081,275 if closed on
    November 1, 1995).........  2,081,000     2,081,000
                                            -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $3,481,115)......................     3,481,115
                                            -----------
TOTAL INVESTMENTS--99.7%
  (Cost $79,270,730).....................    84,222,264
CASH AND OTHER ASSETS,
  LESS LIABILITIES--0.3%.................       291,570
                                            -----------
TOTAL NET ASSETS--100%...................   $84,513,834
                                            ===========

------------
(1) ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
(2) Canadian security U. S. dollar denominated.
 *  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1995

TOTAL INVESTMENTS (%)
(Excludes net cash and short-term investments of 4.4%)

-----------------------------------
ASSET BACKED SECURITIES         3.1
U.S. GOVERNMENT OBLIGATIONS     4.5
FOREIGN BONDS                   8.9
CORPORATE BONDS & NOTES        21.5
MORTGAGE RELATED SECURITIES    57.6


ASSET BACKED SECURITIES--3.1%

                              PRINCIPAL
                               AMOUNT         VALUE
                             -----------   ------------
Premier Auto Trust Cl. A-2
  5.750%--11/04/1996........ $ 1,903,486   $  1,906,035
Student Loan Marketing
  Association
  Series 1995 Cl. A-2
  6.130%--10/25/2007+.......   5,000,000      5,000,000
TOTAL ASSET BACKED
  SECURITIES
  (Cost $6,893,668).........                  6,906,035
                                           ------------
CORPORATE BONDS & NOTES--21.5%
AMR Corp. MTN(1)
  10.000%--03/07/2001.......   2,000,000      2,278,928
Banco Nacional De Obras Y
  Serv
  6.875%--10/01/1998(a).....   3,000,000      2,685,000
Banesto Del Inc.
  8.250%--07/28/2002........   3,000,000      3,146,385
Banesto Finance
  6.125%--04/21/2003(a)+....   2,000,000      1,970,626
Banmer SA
  8.000%--07/07/1998(a)..... $ 4,000,000   $  3,605,000
CTC Mansfield Funding Corp.
  11.125%--09/30/2016.......   2,000,000      2,085,168
Capital One Bank MTN(1)
  6.250%--07/11/1996+.......   5,000,000      5,003,470
Cemex SA MTN(1)
  8.500%--08/31/2000(a).....   1,000,000        858,520
Comerica Inc.
  10.125%--06/01/1998.......      50,000         54,422
Commonwealth Edison Co.
  8.000%--10/15/2003........   3,000,000      3,071,763
General Motors Acceptance
  Corp.
  8.750%--02/01/1996........   3,000,000      3,019,944
Great Western Bank Beverly
  Hills, CA
  10.500%--05/30/2000.......     700,000        780,383
Heller Financial, Inc.
  6.450%--02/15/1997........     250,000        248,697
Hydro Quebec Yankee Bonds
  9.500%--11/15/2030........     775,000        957,915
Saferco Products Inc. MTN(1)
  9.630%--05/31/2000........     500,000        565,625
Shearson Lehman Holdings
  MTN(1)
  6.406%--03/18/1996+.......   3,000,000      2,999,820
Texas New Mexico Power Co.
  11.250%--01/15/1997.......     775,000        809,317
Texas Utilities Electric Co.
  6.265%--05/01/1999........   5,000,000      5,005,810
Time Warner Inc.
  Floating Rate Note
  6.835--08/15/2000+........     750,000        753,814
  7.975--08/15/2004.........     450,000        462,314
  8.110--08/15/2006.........     900,000        924,034
  8.180--08/15/2007.........     900,000        922,620
                                           ------------
                                              3,062,782
                                           ------------
United Air Lines Inc.
  6.750%--12/01/1997
  MTN(1)....................   4,000,000      3,988,704
  10.250%--07/15/2021.......   1,500,000      1,760,152
                                           ------------
                                              5,748,856
                                           ------------
Xerox Credit Corp.
  10.000%--04/01/1999.......      50,000         55,733
TOTAL CORPORATE BONDS AND NOTES
  (Cost $47,655,933)........                 48,014,164
                                           ------------

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

FOREIGN BONDS--8.9%
                              PRINCIPAL
                               AMOUNT         VALUE
                             -----------   ------------
Republic of Argentina
  5.875%--05/31/1996+....... $   500,000   $    488,500
  Series L
  6.813%--03/31/2005........ $ 1,000,000        593,750
                                           ------------
                                              1,082,250
                                           ------------
Canadian Government Series
  A-79
  8.750%--12/01/2005........ C$ 9,300,000     7,438,093
Canadian National Railroad
  Co.
  13.000%--11/15/2004....... C$ 2,030,000     1,584,739
  12.250%--05/01/2005....... C$ 1,647,000     1,285,747
                                           ------------
                                              2,870,486
                                           ------------
Federal Republic of Germany
7.500%--11/11/2004..........DM10,000,000
                                              7,586,646
Mexico (UTD MES ST)
  6.875%--12/31/2019........ $ 1,250,000        834,375
TOTAL FOREIGN BONDS
  (Cost $20,304,784)........                 19,811,850
                                           ------------
MORTGAGE RELATED SECURITIES--57.6%
COLLATERALIZED MORTGAGE OBLIGATIONS:
Capstead Securities Corp. IV
  Series 91 Class VII
  8.900%--12/25/2021........     640,944        660,772
Chase Mortgage Financial
  Corp. REMIC
  Series 1990 Cl. 2A2
  7.500%--03/25/2025........   1,080,455      1,081,806
Chase Mortgage Financial
  Corp. Series 1992 Cl. A1
  Pass Thru REMIC
  8.000%--06/25/2024........     148,111        149,594
Collaterized Mortgage
  Obligation Trust
  Series 64-C
  9.000%--04/20/2017........     178,050        177,923
Collaterized Mortgage
  Securities Corp. Series
  F-4
  11.450%--11/01/2015.......     499,439        552,764
Collaterized Mortgage
  Securities Corp.
  Series 1988 B-4
  8.750%--04/20/2019........     532,542        552,922
Drexel Burnham Lambert
  Series H-4
  8.500%--04/01/2017........   7,154,156      7,479,305
Federal Home Loan Mortgage
  Corp.
  9.500%--05/15/2018........ $   218,576   $    223,035
  8.500%--01/15/2019........   3,981,985      3,998,506
  8.700%--02/15/2020........   5,000,000      5,160,395
  9.000%--12/15/2020........   4,627,372      4,880,161
                                           ------------
                                             14,262,097
                                           ------------
Federal National Mortgage
  Association REMIC
  6.500%--02/25/2007
    IO(2)...................   7,319,325        799,263
  6.000%--07/25/2017
    IO(2)...................   2,865,442        573,658
  8.500%--11/25/2018........   5,204,380      5,217,906
  9.000%--03/25/2020........   8,248,760      8,751,596
  6.500%--06/25/2021........   4,290,829      3,794,702
                                           ------------
                                             19,137,125
                                           ------------
Kidder Peabody Acceptance
  Corp. I Series 1994 A1
  7.059%--03/25/2024........   3,000,000      3,008,907
L & N Funding Corp. GNMA
  Coll., Series A-4
  12.000%--03/17/2014.......   1,210,625      1,283,642
MDC Mortgage Funding Corp.
  Cl. Q-6
  9.000%--03/20/2018........      14,392         14,575
Norwest Mortgage Insurance
  Corp. GNMA Coll. Cl. 1-Z
  12.375%--01/01/2014.......     207,310        229,079
Prudential Home Mortgage
  Securities Co.
  Series 1993 Cl. A-8
  6.750%--08/25/2008........   6,014,913      5,734,131
Residential Funding
  Mortgage, Secs Conduit
  Series 1991 A-8
  9.000%--12/25/2021........     476,836        486,233
Resolution Trust Corporation
  Mortgage Pass Thru Series
  1991 L-1
  8.780%--08/25/2021+.......   3,000,000      3,081,564
Ryan Mortgage Acceptance
  Corp. IV
  8.900%--06/01/2016........     160,780        162,038
  9.000%--08/01/2016........     628,846        664,495
                                           ------------
                                                826,533
                                           ------------
Ryland Mortgage Securities
  Corp.,
  Series 1992 B-9
  8.176%--07/25/2022+.......   3,000,000      3,046,875

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

MORTGAGE RELATED SECURITIES--CONTINUED

                              PRINCIPAL
                               AMOUNT         VALUE
                             -----------   ------------
Saxon Mortgage Securities
  Corp.,
  Series 1995 A-1
  7.376%--04/25/2025+....... $ 2,670,937   $  2,734,372
Sears Mortgage Securities
  Corp. Series 92 Cl. A
  7.589%--10/25/2022........   2,034,338      2,059,340
Sears Savings Bank Mortgage
  Pass Thru Series 1992
  REMIC
  8.712%--05/25/2032+.......   1,301,882      1,303,518
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS...............                 67,863,077
                                           ------------
OTHER MORTGAGE RELATED SECURITIES:
Federal Housing Authority
  Project Banco-221D
  7.400%--02/01/2021........     900,480        923,274
Federal Housing Authority
  Project Banco-15
  7.450%--05/01/2021........     356,951        365,317
Federal Housing Authority
  Project Reilly #52
  5.150%--06/01/2018........     328,479        279,002
Federal Home Loan Mortgage
  Corp. Forward Gold 30
  year, TBA(b)
  7.500%--12/13/2025........   5,000,000      5,045,300
Federal Home Loan Mortgage
  Corp.
   5.750%--03/01/1999.......      14,948         13,804
  10.500%--09/01/2000.......      29,091         31,011
   7.500%--03/01/2002.......      40,482         40,760
   8.000%--06/01/2011.......     125,280        128,782
                                           ------------
                                                214,357
                                           ------------
Federal Home Loan Mortgage
  Corp. Pass
  Thru Certificates
   8.500%--02/01/2017.......     181,883        187,566
   6.603%--06/01/2024.......   4,224,643      4,311,100
                                           ------------
                                              4,498,666
                                           ------------
Federal National Mortgage
  Association Pass Thru
  Certificates
  9.000%--03/01/2005........ $   398,864   $    418,903
  9.000%--11/01/2009........   2,587,801      2,708,295
  8.500%--12/01/2009........      19,047         19,773
  9.500%--04/01/2011........     129,399        137,612
                                           ------------
                                              3,284,583
                                           ------------

Government National Mortgage
  Association
  6.500%--03/15/2017........   1,957,538      1,971,278
  6.750%--08/15/2017........     436,499        427,562
  7.000%--05/20/2024........   1,885,997      1,913,109
  7.375%--06/20/2024........   9,111,982      9,318,432
  7.250%--07/20/2024........     126,575        129,164
  7.250%--08/20/2024........   4,638,656      4,733,512
  7.250%--09/20/2024........   9,392,097      9,584,156
  7.500%--12/20/2024........   1,029,644      1,049,593
  7.000%--01/20/2025........   4,708,960      4,809,025
  7.000%--02/20/2025........   1,647,874      1,677,228
  7.500%--02/20/2025........   2,090,345      2,134,113
  7.000%--06/20/2025........   4,825,197      4,927,732
                                           ------------
                                             42,674,904
                                           ------------
United Airlines Pass Thru
  Certificate Series 1993
  C-2
  9.060%--06/17/2015+.......   3,000,000      3,167,325
TOTAL OTHER MORTGAGE RELATED
  SECURITIES................                 60,452,728
                                           ------------
TOTAL MORTGAGE RELATED SECURITIES
  (Cost $127,263,484).......                128,315,805
                                           ------------
U.S. GOVERNMENT OBLIGATIONS--4.5%
U.S. Treasury Notes
  6.500%--04/30/1997(4).....   5,000,000      5,055,859
  5.625%--08/31/1997........   5,000,000      5,003,125
                                           ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $10,055,664)........                 10,058,984
                                           ------------

OPTIONS--0.0%
  (Cost $2,591)

                               NO. OF
                              CONTRACTS
                             -----------
CME Put Option
  Eurodollars,
  Strike Price @ 91.00
  Expiration 06/18/1996.....         145          5,664

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

SHORT-TERM INVESTMENTS--7.5%

                              PRINCIPAL
                               AMOUNT         VALUE
                             -----------   ------------
REPURCHASE AGREEMENTS
Repurchase Agreement with
  State Street Bank & Trust
  dated October 31, 1995 due
  on demand at 4.750%,
  collateralized by a U.S.
  Treasury Note, 10.375%
  November 15, 2009, par
  value of $1,545,000
  (repurchase proceeds of
  $2,012,265 if closed on
  November 1, 1995)......... $ 2,012,000   $  2,012,000
U.S. TREASURY BILLS
  5.180%--11/16/1995(3).....      40,000         39,898
  4.950%--11/30/1995(3).....     790,000        786,640
  5.340%--02/08/1996(3).....     565,000        556,703
  5.320%--02/15/1996(3).....     280,000        275,597
                                           ------------
                                              1,658,838
                                           ------------
FOREIGN GOVERNMENT TREASURY BILLS
  New South Wales Treasury
    5.710%--01/25/1996......   1,100,000      1,085,170
  Western Australia Treasury
    5.700%--11/17/1995......   1,000,000        997,467
                                           ------------
                                              2,082,637
                                           ------------
COMMERCIAL PAPER
  American Telephone &
    Telegraph Co.
    5.650%--11/03/1995......     100,000         99,969
    5.670%--12/08/1995......   1,000,000        994,172
                                           ------------
                                              1,094,141
                                           ------------
  Associates Corp. North
    American
    5.690%--11/17/1995...... $   400,000   $    398,989
    5.680%--11/27/1995......     800,000        796,718
    5.680%--12/04/1995......   1,000,000        994,793
                                           ------------
                                              2,190,500
                                           ------------
  Coca Cola Co.
    5.700%--11/09/1995......     500,000        499,367
  E I DuPont De Nemours &
    Co.
    6.060%--01/03/1996......     600,000        593,638
  General Electric Capital
    Corp.
    5.730%--11/20/1995......     600,000        598,185
  Hewlett Packard Co.
    5.810%--11/14/1995......     100,000         99,790
    5.670%--01/04/1996......   1,000,000        989,920
                                           ------------
                                              1,089,710
                                           ------------
  KFW International Finance
    Inc.
    5.700%--01/17/1996......   3,400,000      3,358,548
  Minnesota Mining &
    Manufacturing Co.
    5.640%--11/14/1995......     600,000        598,778
  Treasury Corp. of Victoria
    5.710%--11/30/1995......   1,000,000        995,400
                                           ------------

------------
 + Variable rate security. The stated rate represents the rate in effect at October 31, 1995.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1995, these securities were valued at $9,119,146 or 4.1% of net assets.

(b) TBA's are mortgage-backed securities traded under delayed delivery commitments, settling after October 31, 1995. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBA's is not earned until settlement date. (See Note 2 to the Financial Statements).

(1) MTN after the name of a security stands for Medium Term Note.

(2) Interest only (IO) securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These are subject to the risk of accelerated principal paydowns. The amount represents the notional amount on which current interest is calculated.

(3) At October 31, 1995, U.S. Treasury Bills held by the Fund were pledged to cover margin requirements for open futures contracts and written options on futures contracts. (See Note 2 to the Financial Statements.) The securities pledged had an aggregate market value of $1,658,838.

(4) At October 31, 1995, U.S. Treasury Notes held by the Fund were pledged as collateral for the open TBA purchase commitment. (See Note 2 to the Financial Statements.) The securities pledged had an aggregate market value of $5,055,859.

    The accompanying notes are an integral part of the financial statements.

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

SHORT-TERM INVESTMENTS--CONTINUED

                                              VALUE
                                           ------------
TOTAL COMMERCIAL PAPER......               $ 11,018,267
                                           ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $16,771,797)....................     16,771,742
                                           ------------
TOTAL INVESTMENTS--103.1%
  (Cost $228,947,921)...................    229,884,244

CASH AND OTHER ASSETS,
  LESS LIABILITIES--(3.1%)..............   $ (6,885,831)
                                           ------------
TOTAL NET ASSETS--100.0%................   $222,998,413
                                           ============

    FUTURES CONTRACTS WHICH WERE OPEN AT OCTOBER 31, 1995 ARE AS FOLLOWS:

                                                              AGGREGATE
                                               NUMBER OF    FACE VALUE OF      EXPIRATION DATE       UNREALIZED
            CONTRACTS                          CONTRACTS      CONTRACTS         OF CONTRACTS        APPRECIATION
---------------------------------              ---------    --------------    -----------------    --------------
U.S. Treasury Bonds--30 Yr. (Buy)..........      305        $ 32,000,000      December, 1995         $  489,375
U.S. Treasury Notes--10 Yr. (Buy)..........      320          30,500,000      December, 1995          1,085,937
Deutsche Marks--10 Yr. (Buy)...............      100      DEM 25,000,000      December, 1995            330,326
Pound Sterling--10 Yr. (Buy)...............      100      GBP  5,000,000      December, 1995            167,162
                                                                                                     ----------
                                                                                                     $2,072,800
                                                                                                     ==========

    WRITTEN OPTIONS WHICH WERE OPEN AT OCTOBER 31, 1995 ARE AS FOLLOWS:

                                                              NUMBER OF       EXPIRATION MONTH/
             OPTIONS                                          CONTRACTS         STRIKE PRICE           VALUE
---------------------------------                           --------------    -----------------    --------------
U.S. Treasury Bond (Put)................................         300          December/110             $ (3,077)
Euro Dollar Futures (Put)...............................          65          March/94                  (11,042)
Euro Dollar Futures (Put)...............................         200          March/94.25               (63,926)
                                                                                                       --------
Written options outstanding, at value (premium received
  $369,482).............................................                                               $(78,045)
                                                                                                       ========

    FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT OCTOBER 31, 1995 ARE AS
FOLLOWS:

                                                                                                     UNREALIZED
                                                MARKET        AGGREGATE         DELIVERY DATE      APPRECIATION/
            CURRENCY                COUNTRY      VALUE        FACE VALUE         OF CONTRACT       (DEPRECIATION)
---------------------------------   -------    ---------    --------------    -----------------    --------------
Deutsche Mark (Sell).............   Germany    1,158,064      1,145,766       December 8, 1995         $(12,298)
Deutsche Mark (Sell).............   Germany    7,696,965      7,819,053       December 20, 1995         122,088
                                                                                                       --------
                                                                                                       $109,790
                                                                                                       ========

    The accompanying notes are an integral part of the financial statements.

HARBOR SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1995

TOTAL INVESTMENTS (%)
(Excludes net cash and short-term investments of -46.8%)

CORPORATE BONDS & NOTES           5.3
MORTGAGE RELATED SECURITIES       9.2
ASSET BACKED SECURITIES          25.2
U.S. GOVERNMENT OBLIGATIONS     107.1


ASSET BACKED SECURITIES--25.2%

                              PRINCIPAL
                               AMOUNT         VALUE
                             -----------   ------------
  Banc One Auto Trust
    6.850%--11/15/1997...... $ 1,000,000   $  1,010,679
  Bridgestone Firestone
    6.250%--12/01/1999......     583,333        584,768
  Carco Auto Loan
    Master Trust
    7.875%--03/15/1998......   3,000,000      3,040,017
  Discover Card Trust
    8.625%--07/15/1996......   2,050,000      2,084,704
  First Deposit
    4.900%--06/15/2000......   2,740,000      2,735,915
  MBNA Master Credit
    Card Trust
    7.750%--10/15/1998......   2,250,000      2,288,833
  National Credit Card Trust
    9.450%--12/31/1997......   2,000,000      2,042,098
  Navistar Financial Owners
    Trust
    7.650%--12/22/1997......   1,846,690      1,862,348
    6.050%--04/15/2002......   2,250,000      2,251,055
                                           ------------
                                              4,113,403
  Premier Auto Trust
    7.050%--07/04/1997......     900,000        915,074
    8.050%--04/04/2000......     600,000        629,525
                                           ------------
                                              1,544,599
  Security Pacific
    Acceptance Corp.
    Series 1991 Cl. A
    6.500%--05/10/2020...... $   683,067   $    682,533
  Shawmut National Home
    Series 1990 Cl. A1
    6.708%--12/15/2015+.....   1,292,732      1,292,732
  Standard Credit Card
    Master Trust I
    9.000%--08/07/1997......   3,000,000      3,068,094
    8.000%--10/07/1997......   2,000,000      2,028,338
                                           ------------
                                              5,096,432
                                           ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $26,500,412)........                 26,516,713
                                           ------------
CORPORATE BONDS & NOTES--5.3%
  Norwest Corp. MTN (1)
    7.875%--01/30/1997......   1,600,000      1,638,001
  SBAB
    7.000%--07/17/1997......   2,000,000      2,030,000
  Schering Plough Corp.
    Zero Coupon Bond
    (12/02/1996)............   2,000,000      1,875,840
                                           ------------
TOTAL CORPORATE BONDS & NOTES
  (Cost $5,549,563).........                  5,543,841
                                           ------------
MORTGAGE RELATED SECURITIES--9.2%
GOVERNMENT AGENCY PASS-THROUGHS
  Federal Home Loan Mortgage
    Corp.
    Pool #490010
    9.000%--06/01/1997......     836,482        842,437
                                           ------------
COLLATERALIZED MORTGAGE OBLIGATIONS
  Federal National Mortgage
    Association
    REMIC Series 1994 Cl. B
    4.750%--06/25/2008......   3,000,000      2,967,837
    Series 1992 Cl. E
    6.000%--12/25/2012......     963,990        960,577
    Series 1992 Cl. B
    8.000%--07/25/2017......   3,000,000      3,010,347
                                           ------------
                                              6,938,761
                                           ------------
  Prudential Home Mortgage
    Secs Co.
    Series 1995 Cl. A-1
    8.750%--03/25/2025......   1,122,729      1,124,782

HARBOR SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

MORTGAGE RELATED SECURITIES--CONTINUED

                              PRINCIPAL
                               AMOUNT         VALUE
                             -----------   ------------
NON-GOVERNMENT AGENCY
  PASS-THROUGHS
  Resolution Trust
    Corporation
    Mortgage Pass Thru
    7.155%--12/25/2020+..... $   721,798   $    721,849
TOTAL MORTGAGE RELATED
  SECURITIES
  (Cost $9,657,163).........                  9,627,829
                                           ------------
U.S. GOVERNMENT OBLIGATIONS--107.1%
  U.S. Treasury Bonds
    11.500%--11/15/1995.....  35,000,000     35,087,500
  U.S. Treasury Notes
     7.500%--01/31/1997.....   5,000,000      5,114,055
     6.000%--08/31/1997.....   1,350,000      1,358,438
     5.750%--09/30/1997(2)..  42,500,000     42,619,467
     7.250%--02/15/1998.....   2,000,000      2,067,500
     7.750%--12/31/1999.....   7,400,000      7,927,250
     6.250%--05/31/2000(2)..   3,500,000      3,560,151
     6.250%--08/31/2000.....  14,500,000     14,753,750
                                           ------------
                                             77,400,611
                                           ------------
TOTAL U.S. GOVERNMENT
  OBLIGATIONS
  (Cost $112,458,585).......                112,488,111
                                           ------------
SHORT TERM INVESTMENTS--32.9%
U.S. TREASURY BILLS
    5.315%--04/04/1996......   1,000,000        977,095
    5.280%--10/17/1996......   2,000,000      1,897,625
    5.310%--10/17/1996......   9,500,000      9,013,719
                                           ------------
                                             11,888,439
                                           ------------
REPURCHASE AGREEMENTS
  Repurchase Agreement with
    J.P. Morgan dated
    October 31, 1995 due on
    demand at 5.600%,
    collateralized by a U.S.
    Treasury Note 6.125%,
    September 30, 2000, par
    value of $4,000,000
    (repurchase proceeds of
    $4,055,040 if closed on
    November 1, 1995).......   4,050,000      4,050,000
  Repurchase Agreement with
    Salomon Brothers dated
    October 31, 1995 due on
    demand at 5.800%,
    collateralized by a U.S.
    Treasury Note, 6.750%
    April 30, 2000, par
    value of $2,000,000
    (repurchase proceeds of
    $2,072,834 if closed on
    November 1, 1995)....... $ 2,072,500   $  2,072,500
  Repurchase Agreement with
    UBS Tri-Party dated
    October 31, 1995 due on
    demand at 5.850%,
    collateralized by a U.S.
    Treasury Note, 5.625%
    October 31, 1997, par
    value of $16,500,000
    (repurchase proceeds of
    $16,502,681 if closed on
    November 1, 1995).......  16,500,000     16,500,000
                                           ------------
                                             22,622,500
                                           ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $34,504,817)........                 34,510,939
                                           ------------
TOTAL INVESTMENTS--179.7%
  (Cost $188,670,540).......                188,687,433
CASH AND OTHER ASSETS,
  LESS LIABILITIES--(79.7)%.............    (83,680,817)
                                           ------------
TOTAL NET ASSETS--100.0%................   $105,006,616
                                           ============

------------
 + Variable rate security. The stated rate represents the rate in effect at October 31, 1995.

(1) MTN after the name of a security stands for Medium Term Note.

(2) At October 31, 1995, U.S. Treasury Notes held by the Fund were pledged as collateral for open reverse repurchase agreements. (See Note 5 to the Financial Statements.) The securities pledged had an aggregate market value of $57,373,218.

    The accompanying notes are an integral part of the financial statements.

HARBOR SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

    FUTURES CONTRACTS WHICH WERE OPEN AT OCTOBER 31, 1995 ARE AS FOLLOWS:

                                                                 AGGREGATE                            UNREALIZED
                                                  NUMBER OF    FACE VALUE OF     EXPIRATION DATE    APPRECIATION/
                   CONTRACTS                      CONTRACTS      CONTRACTS        OF CONTRACTS      (DEPRECIATION)
-----------------------------------------------   ---------    --------------    ---------------    --------------
U.S. Treasury Bond--30 Yr. (Sell)..............      200       $   20,000,000    March, 1996          $   73,806
U.S. Treasury Bond--30 Yr. (Buy)...............      200           20,000,000    December, 1995          (20,065)
U.S. Treasury Note--5 Yr. (Sell)...............      155           15,500,000    December, 1995         (135,624)
Deutsche Mark--5 Yr. (Buy).....................        5       DEM  1,250,000    December, 1995            1,720
                                                                                                      ----------
                                                                                                      $  (80,163)
                                                                                                      ==========

    STATEMENT OF SECURITIES SOLD SHORT AT OCTOBER 31, 1995 IS AS FOLLOWS:

                                     SECURITY                                          PAR VALUE            VALUE
-----------------------------------------------------------------------------------   -----------        -----------
U.S. Treasury Note 5.625%--10/31/1997..............................................   $16,500,000        $16,510,313
U.S. Treasury Note 6.750%--04/30/2000..............................................     2,000,000          2,073,750
U.S. Treasury Note 6.125%--09/30/2000..............................................     4,000,000          4,051,244
                                                                                                         -----------
Total Securities Sold Short (proceeds $22,574,453).................................                      $22,635,307
                                                                                                         ===========

    The accompanying notes are an integral part of the financial statements.

HARBOR MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1995

TOTAL INVESTMENTS (%)
(Excludes cash -0.2%)

FOREIGN GOVERNMENT OBLIGATIONS         9.2
COMMERCIAL PAPER                      36.2
BANK OBLIGATIONS                      54.8

BANK OBLIGATIONS--54.8%

                               PRINCIPAL
                                 AMOUNT        VALUE
                               ----------   -----------
  Abbey National PLC Euro CD
    5.750%--01/02/96.......... $3,000,000   $ 2,999,590
  BankAmerica Corp.
    5.810%--11/17/95..........  3,000,000     3,000,000
  Banque National De Paris
    5.875%--11/01/95..........    866,000       866,000
  Bayerische Hypotheken Yankee
    CD 6.430%--04/19/96.......  3,000,000     3,006,814
  Bayerische Landesbank
    Euro CD
    5.680%--12/27/95..........  3,000,000     2,999,544
  Canadian Imperial Bank of
    Commerce -- CD
    5.810%--11/16/95..........  2,500,000     2,500,000
  Chemical Bank of NY -- CD
    5.750%--12/28/95..........  3,000,000     3,000,000
  Hessische Landesbank -- CD
    5.720%--12/27/95..........  3,000,000     2,999,745
  Mellon Bank N. A.
    6.240%--11/01/95..........  1,500,000     1,500,000
    5.700%--12/08/95..........    500,000       497,071
                                            -----------
                                              1,997,071
                                            -----------
  Morgan Guaranty Trust Co.
    5.780%--12/29/95..........  3,000,000     3,000,047
  National Westminster Bank
    PLC
    5.765%--12/20/95.......... $3,000,000     2,999,853
  Seattle First National Bank
    WA
    5.800%--01/03/96..........  3,000,000   $ 3,000,000
  West Deutsche Landesbank
    5.760%--12/29/95..........  3,000,000     3,000,000
                                            -----------
TOTAL BANK OBLIGATIONS...................    35,368,664
                                            -----------
COMMERCIAL PAPER--36.2%
  American Telephone &
    Telegraph Co.
    5.635%--02/22/96..........  3,000,000     2,946,937
  Bass Finance
    5.810%--11/17/95..........  3,000,000     2,980,525
  Glaxo PLC
    5.720%--11/21/95..........  3,000,000     2,990,467
  Mobil Australia Finance Co.
    5.730%--11/16/95..........  2,500,000     2,494,031
  Sandoz Corp.
    5.720%--11/02/95..........  3,000,000     2,990,943
  Societe Generale New York
    5.750%--03/08/96..........  3,000,000     3,000,000
  Student Loan Corp.
    5.720%--01/08/96..........  3,000,000     2,967,587
  Treasury Corp. of Victoria
    5.725%--11/22/95..........  3,000,000     2,989,981
                                            -----------
TOTAL COMMERCIAL PAPER...................    23,360,471
                                            -----------
FOREIGN GOVERNMENT OBLIGATIONS--9.2%
  Kingdom of Sweden
    5.710%--01/11/96..........  1,000,000       988,739
    5.600%--04/04/96..........  2,000,000     1,951,777
                                            -----------
                                              2,940,516
                                            -----------
  New South Wales Treasury
    5.690%--12/08/95..........  3,000,000     2,982,456
                                            -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS.....
                                              5,922,972
                                            -----------
TOTAL INVESTMENTS--100.2%
  (Cost $64,652,107)(1)..................    64,652,107
                                            -----------
CASH AND OTHER ASSETS,
  LESS LIABILITIES--(0.2%)...............      (160,389)
                                            -----------
TOTAL NET ASSETS--100.0%.................   $64,491,718
                                            ===========

------------
(1) The aggregate identified cost on a tax basis is the same.

      The accompanying notes are an integral part of the financial statements.

HARBOR FUND
STATEMENT OF ASSETS AND LIABILITIES--OCTOBER 31, 1995

                                                                                    HARBOR               HARBOR
                                                                             INTERNATIONAL GROWTH    INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS, AT IDENTIFIED COST*...........................................      $ 106,899,171       $2,462,731,919
===================================================================================================================
Investments, at value......................................................      $ 120,249,636       $3,255,819,996
Repurchase agreements......................................................         --                     --
Cash.......................................................................                623                  397
Foreign currency, at value
  (cost: $36,288; $1,920,511; $0; $0; $0; $869,188; $27; $0)...............             36,348            1,924,298
Receivables for:
  Investments sold.........................................................          2,518,047            1,704,949
  Capital shares sold......................................................             61,613            1,296,374
  Dividends................................................................             23,569            5,139,872
  Interest.................................................................             29,493              501,079
  Open forward currency contracts, net.....................................         --                     --
Variation margin on futures contracts......................................         --                     --
Deferred organization costs................................................             20,143             --
Withholding tax reclaims receivable........................................            116,586            6,268,917
Other assets...............................................................             19,866               60,124
-------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS.........................................................        123,075,924        3,272,716,006
LIABILITIES
Payables for:
  Investments purchased....................................................            486,512            1,565,473
  Capital shares reacquired................................................              5,000              912,968
  Dividends to shareholders................................................         --                     --
  Short sales, at value
    (proceeds $0; $0; $0; $0; $0; $0; $22,574,453; $0).....................         --                     --
  Written options, at value
    (premiums received $0; $0; $0; $0; $0; $369,482; $0; $0)...............         --                     --
  Reverse repurchase agreements............................................         --                     --
  Interest on reverse repurchase agreements and short sales................         --                     --
  Variation margin on futures contracts....................................         --                     --
Accrued expenses:
  Adviser's fees...........................................................             69,685            2,235,506
  Trustees' fees...........................................................              1,483               10,500
  Transfer agent's fees....................................................             11,936              208,332
  Other....................................................................             86,655              626,409
-------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES....................................................            661,271            5,559,188
NET  ASSETS
NET ASSETS.................................................................      $ 122,414,653       $3,267,156,818
===================================================================================================================
Net assets consist of:
  Paid-in capital..........................................................      $ 111,600,332       $2,411,841,564
  Undistributed (overdistributed) net investment income....................          1,094,083           46,408,181
  Accumulated net realized gain/(loss).....................................         (3,631,849)          15,434,486
  Unrealized appreciation (depreciation) of investments, written options, foreign currency, investments sold short and translation of assets and
    liabilities in foreign currencies......................................         13,352,087          793,472,587
  Unrealized appreciation (depreciation) of futures and forward currency
    contracts..............................................................         --                     --
-------------------------------------------------------------------------------------------------------------------
                                                                                 $ 122,414,653       $3,267,156,818
===================================================================================================================
Shares of beneficial interest..............................................         10,113,236          121,338,455
Net asset value, offering and redemption price per share...................      $       12.10       $        26.93

------------
* Including repurchase agreements

    The accompanying notes are an integral part of the financial statements.

HARBOR FUND
STATEMENT OF ASSETS AND LIABILITIES--CONTINUED

   HARBOR        HARBOR CAPITAL        HARBOR           HARBOR            HARBOR             HARBOR
   GROWTH         APPRECIATION          VALUE            BOND         SHORT DURATION      MONEY MARKET
-------------------------------------------------------------------------------------------------------

$106,770,461      $ 721,926,762      $79,270,730     $228,947,921      $ 188,670,540       $64,652,107
=======================================================================================================
$138,172,728      $ 917,218,490      $82,141,264     $227,872,244      $ 166,064,933       $64,652,107
     --                --              2,081,000        2,012,000         22,622,500           --
       1,358                213              602              942             78,204               790

     --                --                --               862,289                 27           --
   3,722,018          5,146,524        1,937,637          300,000          8,124,967           --
     230,734         12,744,542           13,186          731,643              4,535           150,401
       9,160            306,379          161,984          --                --                 --
     --                   3,612            9,522        3,015,138          3,084,127           363,922
     --                --                --               109,790           --                 --
     --                --                --               219,038           --                 --
     --                --                --               --                   4,904           --
     --                   5,097          --               --                --                 --
      20,442             19,324           11,937           15,843             23,969            16,108
------------------------------------------------------------------------------------------------------
 142,156,440        935,444,181       86,357,132      235,138,927        200,008,166        65,183,328


   4,503,402          8,844,490        1,567,116       11,842,746          2,249,945           --
     --                 275,929          173,138           90,309         13,510,019           638,933
     --                --                --               --                --                   8,925

     --                --                --               --              22,635,307           --

     --                --                --                78,045           --                 --
     --                --                --               --              56,399,375           --
     --                --                --               --                 145,106           --
     --                --                --               --                   2,713           --

      87,232            470,505           50,534           73,750             18,795             7,399
         372              2,790            1,398              551                970               985
       5,148             60,497           23,009           18,964              2,675            12,397
      36,458             39,062           28,103           36,149             36,645            22,971
------------------------------------------------------------------------------------------------------
   4,632,612          9,693,273        1,843,298       12,140,514         95,001,550           691,610

$137,523,828      $ 925,750,908      $84,513,834     $222,998,413      $ 105,006,616       $64,491,718
=======================================================================================================

$ 90,808,259      $ 717,468,325      $72,191,658     $221,764,417      $ 103,808,333       $64,491,718
     --                 943,895          134,248        1,880,646            501,657           --
  15,313,302         12,046,960        7,236,395       (4,047,895)           820,748           --


  31,402,267        195,291,728        4,951,533        1,218,655            (43,959)          --

     --                --                --             2,182,590            (80,163)          --
-------------------------------------------------------------------------------------------------------
$137,523,828      $ 925,750,908      $84,513,834     $222,998,413      $ 105,006,616       $64,491,718
=======================================================================================================
   8,742,431         39,897,668        5,800,515       19,893,177         11,902,507        64,491,718
$      15.73      $       23.20      $     14.57     $      11.21      $        8.82       $      1.00

HARBOR FUND
STATEMENT OF OPERATIONS--YEAR ENDED OCTOBER 31, 1995

                                                                               HARBOR
                                                                            INTERNATIONAL       HARBOR
                                                                               GROWTH        INTERNATIONAL
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends..............................................................    $  2,214,114    $  76,620,637
  Interest...............................................................         203,676       11,235,492
  Securities lending income..............................................           7,144          816,028
  Foreign taxes withheld.................................................        (226,098)      (9,082,514)
----------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME................................................       2,198,836       79,589,643
EXPENSES:
  Investment adviser's fees..............................................         655,678       26,318,745
  Shareholder communications.............................................          17,500          362,507
  Custodian fees.........................................................         219,772        3,143,287
  Transfer agent fees....................................................         145,000        2,794,219
  Professional fees......................................................          45,000          200,000
  Trustees' fees and expenses............................................           2,700           74,949
  Registration fees......................................................          41,542          172,500
  Amortization of organization costs.....................................           6,684         --
  Insurance expense......................................................           1,996           23,137
  Miscellaneous..........................................................           8,599           86,500
----------------------------------------------------------------------------------------------------------
    Total expenses.......................................................       1,144,471       33,175,844
  Advisory fee waived....................................................         (88,294)      (1,068,227)
  Other expense reimbursements and reductions............................          (1,772)         (11,285)
----------------------------------------------------------------------------------------------------------
    Total operating expenses.............................................       1,054,405       32,096,332
  Interest expense.......................................................        --               --
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME....................................................       1,144,431       47,493,311
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENT TRANSACTIONS:
  Net realized gain/(loss) on:
    Investments..........................................................      (3,554,598)      15,690,301
    Foreign currency transactions........................................          (5,834)        (447,501)
    Short sales..........................................................        --               --
    Futures contracts....................................................        --               --
    Written options......................................................        --               --
  Change in net unrealized appreciation/depreciation on:
    Investments, written options and short sales.........................       9,465,201       93,241,531
    Futures contracts....................................................        --               --
    Forwards.............................................................        --               --
    Translation of assets and liabilities in foreign currencies..........           1,563          380,723
----------------------------------------------------------------------------------------------------------
  Net gain/(loss) on investment transactions.............................       5,906,332      108,865,054
----------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........    $  7,050,763    $ 156,358,365
==========================================================================================================

    The accompanying notes are an integral part of the financial statements.

HARBOR FUND
STATEMENT OF OPERATIONS--CONTINUED

                   HARBOR
  HARBOR          CAPITAL          HARBOR          HARBOR            HARBOR            HARBOR
  GROWTH        APPRECIATION        VALUE           BOND         SHORT DURATION     MONEY MARKET
-----------------------------------------------------------------------------------------------
$   567,416     $  3,865,930     $ 2,507,273         --               --                --
    309,668        1,249,329         205,550     $14,701,067       $8,734,927        $3,950,037
    --               --              --              --               --                --
    (14,764)         (95,276)        (36,412)        --               --                --
-----------------------------------------------------------------------------------------------
    862,320        5,019,983       2,676,411      14,701,067        8,734,927         3,950,037

  1,035,019        3,073,982         411,395       1,318,022          435,320           196,587
      6,500           43,000           4,480          28,000            1,681            14,000
     92,484          150,879          90,535          97,018          102,213            37,084
     67,000          470,500          36,314         240,000           12,000           150,001
     47,188           53,487          53,000          59,000           57,460            38,682
      3,300            9,050           1,493           4,088            2,248             2,500
     16,000           40,000          14,700          26,500           19,000            30,000
    --               --              --              --                 4,190           --
      2,953            3,707           1,990           3,450            2,527             2,128
      8,999           10,383           6,601           9,102            8,007             6,848
-----------------------------------------------------------------------------------------------
  1,279,443        3,854,988         620,508       1,785,180          644,646           477,830
    --               --              --             (471,474)        (217,937)          (78,676)
     (1,386)         (16,229)           (535)         (2,018)         (17,213)           (2,084)
-----------------------------------------------------------------------------------------------
  1,278,057        3,838,759         619,973       1,311,688          409,496           397,070
    --               --              --              --             1,583,821           --
-----------------------------------------------------------------------------------------------
   (415,737)       1,181,224       2,056,438      13,389,379        6,741,610         3,552,967

 15,819,039       12,261,321       7,372,941      (1,490,707)         745,900            65,167
        (19)             867             400        (157,293)        (295,723)          --
    --               --              --              --              (133,391)          --
    --               --              --            2,398,449         (339,360)          --
    --               --              --            1,633,558          --                --

 16,576,097      153,009,037       3,842,458       7,333,928          401,607           --
    --               --              --            2,973,081           13,901           --
    --               --              --              109,790           (3,680)          --
    --               --              --               (2,206)         --                --
-----------------------------------------------------------------------------------------------
 32,395,117      165,271,225      11,215,799      12,798,600          389,254            65,167
-----------------------------------------------------------------------------------------------
$31,979,380     $166,452,449     $13,272,237     $26,187,979       $7,130,864        $3,618,134
===============================================================================================

HARBOR FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                   HARBOR                         HARBOR                          HARBOR
                                            INTERNATIONAL GROWTH               INTERNATIONAL                      GROWTH
                                         --------------------------   -------------------------------   ---------------------------
                                         NOVEMBER 1,    NOVEMBER 1,    NOVEMBER 1,      NOVEMBER 1,     NOVEMBER 1,    NOVEMBER 1,
                                             1994          1993            1994             1993            1994           1993
                                           THROUGH        THROUGH        THROUGH          THROUGH         THROUGH        THROUGH
                                         OCTOBER 31,    OCTOBER 31,    OCTOBER 31,      OCTOBER 31,     OCTOBER 31,    OCTOBER 31,
                                             1995          1994            1995             1994            1995           1994
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income...............  $  1,144,431  $   429,496    $   47,493,311   $   29,402,280   $   (415,737)  $      4,843
   Net realized gain (loss) on
     investments, foreign currency
     transactions, investments sold
     short, futures and written
     options...........................    (3,560,432)     (21,733 )      15,242,800      114,278,276     15,819,020      9,402,472
   Net unrealized appreciation
     (depreciation) of investments,
     written options, investments sold
     short, futures, forward foreign
     currency contracts and translation
     of assets and liabilities in
     foreign currencies................     9,466,764    3,885,323        93,622,254      310,581,489     16,576,097    (26,931,132)
-----------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS...........     7,050,763    4,293,086       156,358,365      454,262,045     31,979,380    (17,523,817)
-----------------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders:
   Net investment income...............      (533,368)      (9,285 )     (28,584,757)     (21,850,798)       --             (20,189)
   Net realized gain on investments....       --            --          (108,512,496)        --           (3,521,352)      (256,960)
   In excess of net investment
     income............................       --            --              --               --              --             --
   Tax Return of Capital...............       --            --              --               --              --             --
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS......................      (533,368)      (9,285 )    (137,097,253)     (21,850,798)    (3,521,352)      (277,149)
-----------------------------------------------------------------------------------------------------------------------------------
 Capital share transactions:
   Net proceeds from sale of shares....    61,328,962   84,704,565       508,760,305      872,284,244     16,883,782     19,892,463
   Net asset value of shares issued in
     connection with reinvestment of:
     Dividends from net investment
       income..........................       508,914        8,329        24,870,202       19,030,096        --              19,860
     Distributions from net realized
       gain............................       --            --            97,656,598         --            3,443,756        252,778
   Cost of shares reacquired...........   (20,674,167)  (15,263,146)    (513,025,623)    (469,144,105)   (52,591,542)   (69,354,727)
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) DERIVED FROM
     CAPITAL TRANSACTIONS..............    41,163,709   69,449,748       118,261,482      422,170,235    (32,264,004)   (49,189,626)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets............................    47,681,104   73,733,549       137,522,594      854,581,482     (3,805,976)   (66,990,592)
NET ASSETS:
 Beginning of period...................    74,733,549    1,000,000     3,129,634,224    2,275,052,742    141,329,804    208,320,396
-----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD*........................  $122,414,653  $ 74,733,549   $3,267,156,818   $3,129,634,224   $137,523,828   $141,329,804
===================================================================================================================================
NUMBER OF CAPITAL SHARES:
 Sold..................................     5,406,005    7,761,719        19,981,750       35,270,326      1,192,603      1,515,167
 Reinvested in payment of net
   investment income dividends.........        49,558          747         1,023,044          781,845        --               1,462
 Reinvested in payment of net realized
   gain................................       --            --             4,017,137         --              290,612         18,614
 Reacquired............................    (1,823,877)  (1,380,916 )     (20,136,448)     (19,171,281)    (3,756,684)    (5,384,072)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in shares
   outstanding.........................     3,631,686    6,381,550         4,885,483       16,880,890     (2,273,469)    (3,848,829)
 Outstanding:
   Beginning of period.................     6,481,550      100,000       116,452,972       99,572,082     11,015,900     14,864,729
-----------------------------------------------------------------------------------------------------------------------------------
   End of period.......................    10,113,236    6,481,550       121,338,455      116,452,972      8,742,431     11,015,900
===================================================================================================================================
* Includes undistributed
 (over-distributed) net
  investment income of:................  $  1,087,442  $   476,379    $   48,009,848   $   29,101,294   $   (211,347)  $    204,390

                                                   HARBOR
                                            CAPITAL APPRECIATION
                                         ---------------------------
                                         NOVEMBER 1,    NOVEMBER 1,
                                             1994           1993
                                           THROUGH        THROUGH
                                         OCTOBER 31,    OCTOBER 31,
                                             1995           1994
---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income...............  $  1,181,224   $    362,758
   Net realized gain (loss) on
     investments, foreign currency
     transactions, investments sold
     short, futures and written
     options...........................    12,262,188      2,264,085
   Net unrealized appreciation
     (depreciation) of investments,
     written options, investments sold
     short, futures, forward foreign
     currency contracts and translation
     of assets and liabilities in
     foreign currencies................   153,009,037     13,699,254
--------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS...........   166,452,449     16,326,097
--------------------------------------------------------------------
 Distributions to shareholders:
   Net investment income...............      (531,337)      (301,835)
   Net realized gain on investments....    (2,447,010)    (9,883,765)
   In excess of net investment
     income............................       --             --
   Tax Return of Capital...............       --             --
--------------------------------------------------------------------
   TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS......................    (2,978,347)   (10,185,600)
--------------------------------------------------------------------
 Capital share transactions:
   Net proceeds from sale of shares....   684,101,709    119,087,014
   Net asset value of shares issued in
     connection with reinvestment of:
     Dividends from net investment
       income..........................       477,561        282,665
     Distributions from net realized
       gain............................     2,273,460      9,363,012
   Cost of shares reacquired...........  (150,559,997)   (54,220,244)
--------------------------------------------------------------------
   NET INCREASE (DECREASE) DERIVED FROM
     CAPITAL TRANSACTIONS..............   536,292,733     74,512,447
--------------------------------------------------------------------
   Net increase (decrease) in net
     assets............................   699,766,835     80,652,944
NET ASSETS:
 Beginning of period...................   225,984,073    145,331,129
--------------------------------------------------------------------
 END OF PERIOD*........................  $925,750,908   $225,984,073
====================================================================
NUMBER OF CAPITAL SHARES:
 Sold..................................    33,627,694      7,351,104
 Reinvested in payment of net
   investment income dividends.........        28,511         17,470
 Reinvested in payment of net realized
   gain................................       135,729        578,678
 Reacquired............................    (6,951,697)    (3,292,387)
--------------------------------------------------------------------
 Net increase (decrease) in shares
   outstanding.........................    26,840,237      4,654,865
 Outstanding:
   Beginning of period.................    13,057,431      8,402,566
--------------------------------------------------------------------
   End of period.......................    39,897,668     13,057,431
====================================================================
* Includes undistributed
 (over-distributed) net
  investment income of:................  $    960,261   $    310,374

    The accompanying notes are an integral part of the financial statements.

HARBOR FUND
STATEMENTS OF CHANGES IN NET ASSETS--CONTINUED

             HARBOR                            HARBOR                            HARBOR
              VALUE                             BOND                         SHORT DURATION
  -----------------------------     -----------------------------     -----------------------------
  NOVEMBER 1,      NOVEMBER 1,      NOVEMBER 1,      NOVEMBER 1,      NOVEMBER 1,      NOVEMBER 1,
      1994             1993             1994             1993             1994             1993
    THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
  OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
      1995             1994             1995             1994             1995             1994
  ---------------------------------------------------------------------------------------------------
  $  2,056,438     $  1,568,754     $ 13,389,379     $ 10,592,130     $  6,741,610     $  5,663,430


     7,373,341        4,758,573        2,384,007       (7,071,820)         (22,574)      (2,294,245)



     3,842,458       (3,704,771)      10,414,593       (9,174,940)         411,828         (490,031)
---------------------------------------------------------------------------------------------------
    13,272,237        2,622,556       26,187,979       (5,654,630)       7,130,864        2,879,154
---------------------------------------------------------------------------------------------------
    (2,011,154)      (1,492,665)     (11,944,373)     (10,291,520)      (6,753,096)     (15,120,710)
    (4,674,163)      (4,625,717)              --       (7,221,303)              --               --
            --               --               --               --         (112,940)              --
            --               --               --               --               --         (707,290)
---------------------------------------------------------------------------------------------------
    (6,685,317)      (6,118,382)     (11,944,373)     (17,512,823)      (6,866,036)     (15,828,000)
---------------------------------------------------------------------------------------------------
    22,822,824        9,228,247      105,017,689       75,903,558      522,143,550      520,483,962
     1,895,201        1,392,825        9,623,304        8,375,355        6,849,399       15,766,230
     4,428,889        4,368,521               --        6,047,950               --               --
   (10,610,411)     (11,987,126)     (68,106,919)     (69,320,489)    (540,142,259)    (542,598,958)
---------------------------------------------------------------------------------------------------
    18,536,503        3,002,467       46,534,074       21,006,374      (11,149,310)      (6,348,766)
---------------------------------------------------------------------------------------------------
    25,123,423         (493,359)      60,777,680       (2,161,079)     (10,884,482)     (19,297,612)
    59,390,411       59,883,770      162,220,733      164,381,812      115,891,098      135,188,710
---------------------------------------------------------------------------------------------------
  $ 84,513,834     $ 59,390,411     $222,998,413     $162,220,733     $105,006,616     $115,891,098
===================================================================================================
     1,674,245          690,592        9,769,878        6,864,380       59,267,963       57,297,594
       141,367          108,734          893,978          777,373          778,668        1,730,384
       371,240          327,112               --          532,390               --               --
      (786,808)        (910,014)      (6,360,695)      (6,370,887)     (61,358,458)     (59,783,164)
---------------------------------------------------------------------------------------------------
     1,400,044          216,424        4,303,161        1,803,256       (1,311,827)        (755,186)
     4,400,471        4,184,047       15,590,016       13,786,760       13,214,334       13,969,520
---------------------------------------------------------------------------------------------------
     5,800,515        4,400,471       19,893,177       15,590,016       11,902,507       13,214,334
===================================================================================================
  $    121,373     $     76,089     $  1,445,006     $         --     $   (112,940)    $     11,486

                     HARBOR
                  MONEY MARKET
----------------------------------------------
   NOVEMBER 1,                    NOVEMBER 1,
       1994                         1993
     THROUGH                      THROUGH
   OCTOBER 31,                  OCTOBER 31,
       1995                         1994
-----------------           ------------------
     $  3,552,967                 $  1,922,197

           65,167                       85,834


               --                           --
  ---------------              ---------------
        3,618,134                    2,008,031
  ---------------              ---------------
       (3,552,967)                  (1,922,197)
          (65,167)                     (85,834)
               --                           --
               --                           --
  ---------------              ---------------
       (3,618,134)                  (2,008,031)
  ---------------              ---------------
       83,477,627                   99,902,894
        3,522,178                    1,782,408
               --                       79,601
      (82,532,152)                 (88,620,287)
  ---------------              ---------------
        4,467,653                   13,144,616
  ---------------              ---------------
        4,467,653                   13,144,616
       60,024,065                   46,879,449
  ---------------              ---------------
     $ 64,491,718                 $ 60,024,065
  ===============              ===============
       83,477,627                   99,902,894
        3,522,178                    1,782,408
               --                       79,601
      (82,532,152)                 (88,620,287)
  ---------------              ---------------
        4,467,653                   13,144,616
       60,024,065                   46,879,449
  ---------------              ---------------
       64,491,718                   60,024,065
  ===============              ===============
     $         --                 $         --

w
HARBOR FUND  FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

                                                              INCOME FROM INVESTMENT OPERATIONS
                                                          ------------------------------------------
                                                                               NET REALIZED AND
                                                                          UNREALIZED GAINS (LOSSES)
                                         NET ASSET VALUE                   ON INVESTMENTS, FUTURES,
                                          BEGINNING OF    NET INVESTMENT     OPTIONS AND FOREIGN
           YEAR/PERIOD ENDED                 PERIOD           INCOME          CURRENCY CONTRACTS
------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL GROWTH FUND
October 31, 1995........................     $ 11.53          $  .11*               $  .54
October 31, 1994(1).....................       10.00             .07*                 1.47
HARBOR INTERNATIONAL FUND(2)
October 31, 1995........................     $ 26.87          $  .39*               $  .85
October 31, 1994........................       22.85             .26*                 3.98
October 31, 1993........................       16.77             .17*                 6.31
October 31, 1992........................       17.69             .24                  (.95)
October 31, 1991........................       15.74             .16                  2.47
October 31, 1990........................       15.99             .37*                  .27
HARBOR GROWTH FUND(3)
October 31, 1995........................     $ 12.83          $ (.04)               $ 3.26
October 31, 1994........................       14.01              --                 (1.16)
October 31, 1993........................       12.42             .01                  2.95
October 31, 1992........................       15.76             .02                 (1.01)
October 31, 1991........................       10.21             .04                  6.53
October 31, 1990........................       12.95             .10                 (2.24)
HARBOR CAPITAL APPRECIATION FUND(4)
October 31, 1995........................     $ 17.31          $  .04                $ 6.06
October 31, 1994........................       17.30             .03                  1.14
October 31, 1993........................       16.30             .03                  3.03
October 31, 1992........................       15.18             .02                  2.12
October 31, 1991........................       10.65             .06                  5.47
October 31, 1990........................       13.42             .15                 (1.53)
HARBOR VALUE FUND(5)
October 31, 1995........................     $ 13.50          $  .40                $ 2.13
October 31, 1994........................       14.31             .36                   .27
October 31, 1993........................       13.24             .35                  1.22
October 31, 1992........................       13.10             .41*                  .49
October 31, 1991........................       10.84             .46*                 2.71
October 31, 1990........................       13.77             .51*                (2.13)
HARBOR BOND FUND
October 31, 1995........................     $ 10.41          $  .74*               $  .73
October 31, 1994........................       11.92             .68*                (1.02)
October 31, 1993........................       11.35             .68*                  .82
October 31, 1992........................       11.11             .79*                  .50
October 31, 1991........................       10.03             .83*                 1.09
October 31, 1990........................       10.55             .84*                 (.44)
HARBOR SHORT DURATION FUND
October 31, 1995........................     $  8.77          $  .52*               $  .06
October 31, 1994........................        9.68             .34*                 (.12)
October 31, 1993........................       10.09             .34*                  .16
October 31, 1992(6).....................       10.00             .29*                  .08
HARBOR MONEY MARKET FUND
October 31, 1995........................     $  1.00          $  .06*               $   --
October 31, 1994........................        1.00             .03*                   --
October 31, 1993........................        1.00             .03*                   --
October 31, 1992........................        1.00             .04*                   --
October 31, 1991........................        1.00             .06                    --
October 31, 1990........................        1.00             .08                    --

                                                               LESS DISTRIBUTIONS
                                                        ----------------------------------
                                            TOTAL FROM  DIVIDENDS FROM  DISTRIBUTIONS FROM   IN EXCESS OF
                                            INVESTMENT  NET INVESTMENT     NET REALIZED     NET INVESTMENT
           YEAR/PERIOD ENDED                OPERATIONS      INCOME        CAPITAL GAINS**        INCOME
----------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL GROWTH FUND
October 31, 1995........................      $  .65        $ (.08)        $   --                --
October 31, 1994(1).....................        1.54          (.01)            --                --
HARBOR INTERNATIONAL FUND(2)
October 31, 1995........................      $ 1.24        $ (.24)        $ (.94)               --
October 31, 1994........................        4.24          (.22)            --                --
October 31, 1993........................        6.48          (.22)          (.18)               --
October 31, 1992........................        (.71)         (.21)            --                --
October 31, 1991........................        2.63          (.34)          (.34)               --
October 31, 1990........................         .64          (.17)          (.72)               --
HARBOR GROWTH FUND(3)
October 31, 1995........................      $ 3.22        $   --         $ (.32)               --
October 31, 1994........................       (1.16)           --           (.02)               --
October 31, 1993........................        2.96          (.01)         (1.36)               --
October 31, 1992........................        (.99)         (.04)         (2.31)               --
October 31, 1991........................        6.57          (.08)          (.94)               --
October 31, 1990........................       (2.14)         (.11)          (.49)               --
HARBOR CAPITAL APPRECIATION FUND(4)
October 31, 1995........................      $ 6.10        $ (.04)        $ (.17)               --
October 31, 1994........................        1.17          (.03)         (1.13)               --
October 31, 1993........................        3.06          (.02)         (2.04)               --
October 31, 1992........................        2.14          (.04)          (.98)               --
October 31, 1991........................        5.53          (.14)          (.86)               --
October 31, 1990........................       (1.38)         (.21)         (1.18)               --
HARBOR VALUE FUND(5)
October 31, 1995........................      $ 2.53        $ (.39)        $(1.07)               --
October 31, 1994........................         .63          (.34)         (1.10)               --
October 31, 1993........................        1.57          (.35)          (.15)               --
October 31, 1992........................         .90          (.41)          (.35)               --
October 31, 1991........................        3.17          (.47)          (.44)               --
October 31, 1990........................       (1.62)         (.51)          (.80)               --
HARBOR BOND FUND
October 31, 1995........................      $ 1.47        $ (.67)        $   --                --
October 31, 1994........................        (.34)         (.67)          (.50)               --
October 31, 1993........................        1.50          (.68)          (.25)               --
October 31, 1992........................        1.29          (.79)          (.26)               --
October 31, 1991........................        1.92          (.84)            --                --
October 31, 1990........................         .40          (.83)          (.09)               --
HARBOR SHORT DURATION FUND
October 31, 1995........................      $  .58        $ (.52)        $   --              (.01)
October 31, 1994........................         .22         (1.08)            --                --
October 31, 1993........................         .50          (.82)          (.09)               --
October 31, 1992(6).....................         .37          (.28)            --                --
HARBOR MONEY MARKET FUND
October 31, 1995........................      $  .06        $ (.06)        $   --                --
October 31, 1994........................         .03          (.03)            --                --
October 31, 1993........................         .03          (.03)            --                --
October 31, 1992........................         .04          (.04)            --                --
October 31, 1991........................         .06          (.06)            --                --
October 31, 1990........................         .08          (.08)            --                --

 * Reflects the Adviser's or Subadviser's agreement not to impose all or a portion of its advisory fees; the fees not imposed would have amounted to the following:
    Year ended October 31, 1995 -- International Growth $.01 per share; International $.01 per share; Bond $.03 per share; Short Duration $.02 per share; and Money Market less than $.01 per share.
    Year ended October 31, 1994 -- International Growth $.02 per share; International $.01 per share; Bond $.03 per share; Short Duration less than $.01 per share; and Money Market less than $.01 per share.
    Year ended October 31, 1993 -- International less than $.01 per share; Bond $.02 per share; Short Duration $.02 per share; and Money Market less than $.01 per share.
    Year ended October 31, 1992 -- Value $.01 per share; Bond $.04 per share; Short Duration $.01 per share; and Money Market less than $.01 per share. Year ended October 31, 1991 -- Value $.01 per share; Bond $.04 per share. Year ended October 31, 1990 -- International $.01 per share; Value $.02 per share; Bond $.02 per share.
** Includes both short-term and long-term capital gains.

    The accompanying notes are an integral part of the financial statements.

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

                                                                                           RATIO OF
                                                                                      OPERATING EXPENSES         RATIO OF
                                                                     NET ASSETS               TO             INTEREST EXPENSE
    TAX RETURN         TOTAL         NET ASSET VALUE     TOTAL      END OF PERIOD          AVERAGE            TO AVERAGE NET
    OF CAPITAL     DISTRIBUTIONS      END OF PERIOD      RETURN     ($ THOUSANDS)       NET ASSETS (%)          ASSETS (%)
-----------------------------------------------------------------------------------------------------------------------------
      $   --          $  (.08)           $ 12.10           5.83%     $   122,415             1.21%*                  --
          --             (.01)             11.53          15.36           74,734             1.32*                   --
      $   --          $ (1.18)           $ 26.93           5.06%     $ 3,267,157             1.04%*                  --
          --             (.22)             26.87          18.57        3,129,634             1.10*                   --
          --             (.40)             22.85          39.51        2,275,053             1.20*                   --
          --             (.21)             16.77          (4.08)         700,733             1.28                    --
          --             (.68)             17.69          17.74          205,703             1.35                    --
          --             (.89)             15.74           3.81           63,745             1.40*                   --
      $   --          $  (.32)           $ 15.73          25.93%     $   137,524             0.93%                   --
          --             (.02)             12.83          (8.29)         141,330             0.93                    --
          --            (1.37)             14.01          26.17          208,320             0.90                    --
          --            (2.35)             12.42          (7.48)         191,464             0.90                    --
          --            (1.02)             15.76          68.72          211,494             0.91                    --
          --             (.60)             10.21         (17.43)         122,622             0.94                    --
      $   --          $  (.21)           $ 23.20          35.73%     $   925,751             0.75%                   --
          --            (1.16)             17.31           7.25          225,984             0.81                    --
          --            (2.06)             17.30          20.16          145,331             0.86                    --
          --            (1.02)             16.30          14.41           77,445             0.91                    --
          --            (1.00)             15.18          55.35           80,316             0.89                    --
          --            (1.39)             10.65         (11.52)          54,560             0.88                    --
      $   --          $ (1.46)           $ 14.57          21.02%     $    84,514             0.90%                   --
          --            (1.44)             13.50           4.80           59,390             1.04                    --
          --             (.50)             14.31          11.99           59,884             0.88                    --
          --             (.76)             13.24           7.06           63,974             0.84*                   --
          --             (.91)             13.10          30.18           43,066             0.93*                   --
          --            (1.31)             10.84         (13.00)          23,453             1.01*                   --
      $   --          $  (.67)           $ 11.21          14.56%     $   222,998             0.70%*                  --
          --            (1.17)             10.41          (3.14)         162,221             0.77*                   --
          --             (.93)             11.92          13.98          164,382             0.72*                   --
          --            (1.05)             11.35          12.14           65,420             0.77*                   --
          --             (.84)             11.11          20.01           40,486             0.86*                   --
          --             (.92)             10.03           4.03           24,341             1.22*                   --
      $   --          $  (.53)           $  8.82           6.82%     $   105,007             0.38%*                1.46%
        (.05)           (1.13)              8.77           2.53          115,891             0.38*                 1.26
          --             (.91)              9.68           5.18          135,189             0.43*                  .69
          --             (.28)             10.09           3.72++        186,523             0.35*+                1.19+
      $   --          $  (.06)           $  1.00           5.66%     $    64,492             0.61%*                  --
          --             (.03)              1.00           3.53           60,024             0.67*                   --
          --             (.03)              1.00           2.68           46,879             0.71*                   --
          --             (.04)              1.00           3.67           55,244             0.69*                   --
          --             (.06)              1.00           6.25           57,093             0.66                    --
          --             (.08)              1.00           8.02           49,968             0.66                    --


        RATIO OF NET
      INVESTMENT INCOME
       TO AVERAGE NET        PORTFOLIO
         ASSETS (%)         TURNOVER (%)
-------------------------------------------
             1.31%*              74.86%
             0.87*               41.80
             1.53%*              14.01%
             1.09*               28.70
             1.28*               15.70
             1.98                24.67
             1.76                18.63
             2.82*               28.28
            (0.30)%              87.94%
               --               115.89
             0.11               170.85
             0.14                83.83
             0.32                97.64
             0.74                95.95
             0.23%               51.65%
             0.24                72.89
             0.24                93.24
             0.12                69.33
             0.47                89.99
             1.18               162.43
             3.00%              135.93%
             2.66               150.94
             2.48                50.20
             3.11*               19.68
             3.61*               32.60
             3.96*               31.41
             7.11%*              88.69%
             6.29*              150.99
             6.19*              119.92
             7.30*               52.54
             8.12*               58.45
             8.30*               90.99
             6.19%*           3,107.53%
             4.61*              895.76
             4.19*            1,212.20
             3.79*+           2,759.70
             5.42%*                N/A
             3.38*                 N/A
             2.58*                 N/A
             3.39*                 N/A
             5.70                  N/A
             7.54                  N/A

(1) For the period November 1, 1993 (commencement of operations) through October 31, 1994.
(2) Effective April 1, 1993, Harbor International Fund appointed Northern Cross Investments Limited as its Subadviser.
(3) Effective January 1, 1993, Harbor Growth Fund appointed Nicholas Applegate Capital Management as its Subadviser.
(4) Effective May 1, 1990, Harbor Capital Appreciation Fund appointed Jennison Associates Capital Corp. as its Subadviser.
(5) Harbor Value Fund appointed Richards & Tierney, Inc. and DePrince, Race, & Zollo, Inc. as its Subadvisers effective November 1, 1993 and April 20, 1995, respectively.
(6) For the period January 1, 1992 (commencement of operations) through October 31, 1992.
 + Annualized
++ Not Annualized

HARBOR SHORT DURATION FUND
STATEMENT OF CASH FLOWS

                                                                                                  FOR THE PERIOD
                                                                                                 NOVEMBER 1, 1994
                                                                                                     THROUGH
                                                                                                 OCTOBER 31, 1995
                                                                                                 ----------------
Cash flows used for operating activities:
  Interest (excluding net amortization of $1,046,792).........................................   $     7,263,363
  Operating expenses paid.....................................................................          (386,732)
  Interest paid...............................................................................        (1,444,682)
  Purchase of long-term portfolio investments.................................................      (681,400,577)
  Proceeds from disposition of long-term portfolio investments................................       637,191,284
  Purchase of short-term portfolio investments................................................    (3,507,408,560)
  Proceeds from disposition of short-term portfolio investments...............................     3,500,845,475
  Purchase of securities sold short...........................................................      (101,245,278)
  Proceeds from securities sold short.........................................................       123,619,619
  Net cash used for futures contracts.........................................................          (327,484)
  Net cash used for forward currency contracts................................................          (289,068)
  Cash used for interest purchased............................................................        (4,801,774)
  Cash provided by interest sold..............................................................         4,683,054
  Cash provided by other assets...............................................................             5,131
                                                                                                 ---------------
    NET CASH USED FOR OPERATING ACTIVITIES....................................................       (23,696,229)
                                                                                                 ---------------
Cash flows provided by financing activities:
  Cash provided from issuance of shares of capital stock......................................       522,264,113
  Cash used to repurchase shares of capital stock.............................................      (534,637,259)
  Cash dividends paid.........................................................................           (16,637)
  Cash provided from reverse repurchase agreements............................................       513,072,313
  Cash used to liquidate reverse repurchase agreements........................................      (478,100,438)
                                                                                                 ---------------
    NET CASH PROVIDED BY FINANCING ACTIVITIES.................................................        22,582,092
Net decrease in cash..........................................................................        (1,114,137)
                                                                                                 ---------------
Cash at beginning of year.....................................................................               284
Foreign currency at beginning of year, at cost................................................         1,192,084
                                                                                                 ---------------
Total cash at beginning of year...............................................................         1,192,368
Cash at end of year...........................................................................            78,204
Foreign currency at end of year, at cost......................................................                27
                                                                                                 ---------------
    Total cash at end of year.................................................................   $        78,231
                                                                                                 ===============
RECONCILIATION OF NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH USED FOR
  OPERATING ACTIVITIES:
Net increase in net assets resulting from operations..........................................   $     7,130,864
                                                                                                 ---------------
  Increase in investments.....................................................................       (53,671,772)
  Decrease in securities sold short...........................................................        22,507,731
  Change in unrealized depreciation -- net....................................................          (401,607)
  Decrease in receivables for securities sold.................................................        20,424,713
  Increase in interest receivable.............................................................          (543,492)
  Decrease in receivable for variation margin on futures contract.............................             3,401
  Decrease in receivable for forward currency contracts.......................................             6,655
  Decrease in other assets....................................................................             5,131
  Decrease in payable for securities purchased................................................       (19,319,755)
  Increase in accrued expense and other liabilities...........................................           161,902
                                                                                                 ---------------
    Total adjustments.........................................................................       (30,827,093)
                                                                                                 ---------------
Net cash used for operating activities........................................................   $   (23,696,229)
                                                                                                 ===============

    The accompanying notes are an integral part of the financial statements.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--OCTOBER 31, 1995

NOTE 1--ORGANIZATIONAL MATTERS

     Harbor Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of a series of eight diversified investment portfolios (the "Funds"), each of which is represented by a separate series of shares of beneficial interest and having an unlimited number of shares authorized. As of October 31, 1995, the Trust consisted of the following funds: Harbor International Growth Fund, Harbor International Fund, Harbor Growth Fund, Harbor Capital Appreciation Fund, Harbor Value Fund, Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

SECURITY VALUATION

     Equity securities are valued at the last sale price on an exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") system or, in the case of unlisted securities or listed securities for which there were no sales on the valuation day, the mean between the closing bid and asked price. Securities listed or traded on foreign exchanges are valued at the last sale price on that exchange on the valuation day, or if no sale occurs, at the official bid price (both the last sale price and official bid price are determined as of the close of the London Foreign Exchange).

     Except for Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than sixty days, are valued at prices furnished by a pricing service, selected by the adviser, which determines valuations for normal institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than sixty days are stated at amortized cost which approximates value. Open futures contracts are valued based on the last sale price on the exchange on which such futures are principally traded.

     Securities for which there are no such prices are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees.

     Securities of the Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

FUTURES CONTRACTS

     A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Each Fund (excluding the Money Market Fund) may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts tend to increase or decrease the Fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

OPTIONS

     Each Fund (excluding the Money Market Fund) may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Options contracts tend to increase or decrease the Fund's exposure to the underlying instrument, or hedge other fund investments.

     When a Fund purchases an option, the premium paid by the Fund is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently "marked-to-market" to reflect the option's current market value. Purchased options are valued at the last sale price on the market on which it is principally traded. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

     When a Fund writes an option, the premium received by the Fund is presented in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which it is principally traded. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

     The risk in writing a call is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts' terms.

OPTIONS ON FUTURES CONTRACTS

     The valuation, accounting principles and risks involved with options on futures are similar to those described above relating to options purchased or written directly on the underlying debt securities. In addition, upon exercise, the premium paid would decrease the unrealized gain or increase the unrealized loss on the futures.

PURCHASED INTEREST RATE CAP AGREEMENTS

     Harbor Bond Fund and Harbor Short Duration Fund may purchase interest rate caps for hedging purposes in order to seek to increase total return. A purchased interest rate cap is an agreement to receive periodic interest payments, based on a notional principal amount, to the extent that a specified interest index rises above a specified interest rate in exchange for the premium paid. When a Fund purchases an interest rate cap, the premium paid by the Fund is amortized to income over the life of the cap (or over the life of the investment(s) hedged by the cap, if shorter) on a straight line basis. Interest rate caps are marked-to-market daily based on quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities. Periodic payments of interest, if any, are reported as interest income in the Statement

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

of Operations. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     Because there is no organized market for these agreements, the value reported in the Statement of Assets and Liabilities may differ from that which would be realized in the event the Fund terminated its position in the agreement. Entering into these agreements involves, to varying degrees, elements of credit, interest rate and market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be adverse changes in interest rates and unfavorable changes in the price of the security or index underlying these transactions.

TBA PURCHASE COMMITMENTS

     Bond Fund enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Fund holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above.

     Although the Fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Fund's Subadviser deems it appropriate to do so.

TBA SALE COMMITMENTS

     Bond Fund enters into "TBA" sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain and loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

FORWARD CURRENCY CONTRACTS

     Each Fund may enter into forward foreign currency contracts in order to manage currency exposure. A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Purchases and sales of forward currency contracts having the same settlement date and broker are offset and any realized gain or loss is recognized on the date of offset; otherwise a gain or loss is recognized upon settlement. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.

FOREIGN CURRENCY TRANSLATIONS

     The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rates when accrued or incurred.

     Effective November 1, 1994, the Funds adopted Statement of Position (SOP) 93-4: Foreign Currency Accounting and Financial Statement Presentation for Investment Companies. In accordance with this SOP, reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED investments in securities are not isolated in the Statement of Operations from the effects of changes in market prices of these securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

REPURCHASE AGREEMENTS

     The Trust's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.

SECURITIES TRANSACTIONS

     Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost for both federal income tax and financial reporting purposes.

INVESTMENT INCOME

     Dividends declared are accrued on the ex-dividend date, except that, for Harbor International Growth Fund and Harbor International Fund, certain dividends are recorded as soon as the Fund is notified of the ex-dividend date. Interest income is accrued daily as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the straight-line method. Discount on zero coupon bonds is accreted using the effective yield method.

DISTRIBUTION TO SHAREHOLDERS

     Distributions are recorded on the ex-dividend date.

EXPENSES

     Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expense to each Fund can be otherwise fairly made.

DEFERRED ORGANIZATION COSTS

     Certain costs incurred by Harbor International Growth Fund and Harbor Short Duration Fund in connection with its organization and its registration with the Securities and Exchange Commission and with various states aggregated approximately $33,000 and $21,000, respectively. These costs are being amortized on a straight-line basis over a five-year period from the commencement of operations of the Fund.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED
FEDERAL TAXES

     Each Fund is treated as a separate entity for federal tax purposes. Each Fund's policy is to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held or excise tax on income and capital gains.

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, other than short-term securities, for each Fund for the year ended October 31, 1995 were as follows:

                                             PURCHASES                         SALES
                                    ----------------------------    ----------------------------
                                        U.S.                            U.S.
              FUND                   GOVERNMENT        OTHER         GOVERNMENT        OTHER
---------------------------------   ------------    ------------    ------------    ------------
Harbor International Growth......   $    --         $104,248,698    $    --         $ 64,027,713
Harbor International.............        --          560,752,221         --          409,371,765
Harbor Growth....................        --          116,651,658         --          152,248,909
Harbor Capital Appreciation......     16,063,100     750,024,039       1,864,225     256,129,223
Harbor Value.....................        --          102,052,602         --           88,178,524
Harbor Bond......................    148,680,715      55,433,007     108,056,782      45,166,219
Harbor Short Duration............    607,409,473      51,680,196     572,466,913      44,332,098

     Harbor Money Market's purchases and sales (including maturities) of investment securities (all short term obligations) aggregated $1,880,520,097 and $1,885,548,463, respectively.

     Harbor Short Duration Fund engages in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain a segregated account of cash and/or U.S. Government securities with its custodian sufficient to cover its short position.

     Harbor Bond Fund enters into forward sale commitments to sell a specified security at a specified price on a specified future date. The forward sales that create short positions are accounted for as short sells as described above.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS--CONTINUED

     Transactions in futures contracts during the year ended October 31, 1995 are summarized as follows:

                                                         PURCHASES OF                     SALES OF
                                                       FUTURES CONTRACTS              FUTURES CONTRACTS
                                                  ---------------------------    ---------------------------
                                                          U.S. BONDS                     U.S. BONDS
                                                  ---------------------------    ---------------------------
                                                  NUMBER OF      AGGREGATE       NUMBER OF      AGGREGATE
                                                  CONTRACTS     FACE VALUE       CONTRACTS     FACE VALUE
                                                  ---------   ---------------    ---------   ---------------
HARBOR BOND FUND
  Contracts outstanding at beginning of
    period......................................       349     $  34,900,000       --              --
  Contracts opened..............................     2,633       263,300,000       --              --
  Contracts closed..............................    (2,357)     (235,700,000)      --              --
                                                  --------    --------------     -------     --------------
  Open at 10/31/95..............................       625     $  62,500,000       --              --
                                                  ========    ==============     =======     ==============
HARBOR SHORT DURATION FUND
  Contracts outstanding at beginning of
    period......................................        75     $  15,000,000          22      $   2,200,000
  Contracts opened..............................       347        45,400,000         849         89,700,000
  Contracts closed..............................      (222)      (40,400,000)       (516)       (56,400,000)
                                                  --------    --------------     -------     --------------
  Open at 10/31/95..............................       200     $  20,000,000         355      $  35,500,000
                                                  ========    ==============     =======     ==============

                                                         PURCHASES OF                     SALES OF
                                                       FUTURES CONTRACTS              FUTURES CONTRACTS
                                                  ---------------------------    ---------------------------
                                                         FOREIGN BONDS                  FOREIGN BONDS
                                                  ---------------------------    ---------------------------
                                                  NUMBER OF      CURRENCY        NUMBER OF      CURRENCY
                                                  CONTRACTS       AMOUNT         CONTRACTS       AMOUNT
                                                  ---------   ---------------    ---------   ---------------
HARBOR BOND FUND
  Contracts outstanding at beginning of
    period......................................    --         $    --             --              --
  Contracts opened..............................    1,100        135,000,000       --              --
  Contracts closed..............................     (900)      (105,000,000)      --              --
                                                  -------     --------------
  Open at 10/31/95..............................      200      $  30,000,000       --              --
                                                  =======     ==============     ======      ==============
HARBOR SHORT DURATION FUND
  Contracts outstanding at beginning of
    period......................................    --         $    --             --         $    --
  Contracts opened..............................        5          1,250,000         98          24,500,000
  Contracts closed..............................    --              --              (98)        (24,500,000)
                                                  -------     --------------     ------      --------------
  Open at 10/31/95..............................        5      $   1,250,000       --         $    --
                                                  =======     ==============     ======      ==============

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS--CONTINUED
SECURITIES LENDING

     The market value of securities on loan to broker/dealers at October 31, 1995, and the securities collateralizing such loans, were:

                                                            MARKET VALUE      MARKET VALUE
                                                             OF LOANED        OF COLLATERAL
                             FUND                            SECURITIES        SECURITIES
     ----------------------------------------------------   ------------    -----------------
     Harbor International Growth.........................   $  7,355,362      $   7,733,345
     Harbor International................................    156,453,571        167,600,470

     The Fund receives securities issued or guaranteed by the U.S. Government or its agencies, cash or letters of credit as collateral against the loaned securities in an amount at least equal to 100% of the current market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. At October 31, 1995 all collateral received was cash and was subsequently invested in cash equivalents.

WRITTEN OPTIONS

     Transactions in written options for the year ended October 31, 1995 are summarized as follows:

                                                                        OPTIONS WRITTEN
                                                                  ----------------------------
                                                                     U.S. TREASURY FUTURES
                                                                  ----------------------------
                                                                  NUMBER OF        AGGREGATE
                                                                  CONTRACTS       FACE VALUE
                                                                  ---------      -------------
HARBOR BOND FUND
  Options outstanding at beginning of period...................        300       $  30,000,000
  Options opened...............................................      2,000         200,000,000
  Options closed...............................................     (2,000)       (200,000,000)
                                                                  --------       -------------
  Open at 10/31/95.............................................        300       $  30,000,000
                                                                  ========       =============

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS--CONTINUED

                                                                       OPTIONS WRITTEN
                                                                ------------------------------
                                                                       FOREIGN FUTURES
                                                                ------------------------------
                                                                NUMBER OF         CURRENCY
                                                                CONTRACTS          AMOUNT
                                                                ---------      ---------------
HARBOR BOND FUND
  Options outstanding at beginning of period.................        500       $   500,000,000
  Options opened.............................................      2,265         2,265,000,000
  Options closed.............................................     (1,500)       (1,500,000,000)
  Options expired............................................     (1,000)       (1,000,000,000)
                                                                --------       ---------------
  Open at 10/31/95...........................................        265       $   265,000,000
                                                                ========       ===============

NOTE 4--FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER

     Harbor Capital Advisors, Inc. ("Harbor"), an indirect wholly-owned subsidiary of Owens-Illinois, Inc., is the Trust's investment adviser and is also responsible for administrative and other services. Separate advisory agreements for each Fund were in effect during the year ended October 31, 1995. The agreements provide for fees based on an annual percentage rate of average daily net assets as follows:

                                                                  ANNUAL
                                                                PERCENTAGE       FEES
                               FUND                                RATE         EARNED
     --------------------------------------------------------   ----------    -----------
     Harbor International Growth.............................      0.75%      $   655,678
     Harbor International....................................      0.85%       26,318,745
     Harbor Growth...........................................      0.75%        1,035,019
     Harbor Capital Appreciation.............................      0.60%        3,073,982
     Harbor Value............................................      0.60%          411,395
     Harbor Bond.............................................      0.70%        1,318,022
     Harbor Short Duration...................................      0.40%          435,320
     Harbor Money Market.....................................      0.30%          196,587

     Harbor has from time to time agreed not to impose all or a portion of its advisory fees and bear a portion of the expenses incurred in the operation of certain Funds in order to limit Fund expenses. During the year ended October 31, 1995, Harbor agreed not to impose advisory fees of $88,294, $471,474, $217,937, and $78,676, relating to Harbor International Growth Fund, Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund, respectively; and Harbor and Northern

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 4--FEES AND OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED
Cross Investments Limited agreed not to impose $1,068,227 of the advisory fee for Harbor International Fund.

DISTRIBUTOR

     HCA Securities, Inc., a wholly-owned subsidiary of Harbor Capital Advisors, Inc., is the distributor for Harbor Fund shares. Harbor Fund does not reimburse the distributor for expenses.

SHAREHOLDERS

     On October 31, 1995, Harbor, HCA Securities, Inc., Harbor Transfer, Inc., and various employee benefit plans of Owens-Illinois, Inc. held the following shares of beneficial interest in the Funds:

                                                         HARBOR, HCA      BENEFIT PLANS OF
                                                       SECURITIES AND      OWENS-ILLINOIS,
                          FUND                         HARBOR TRANSFER          INC.
     -----------------------------------------------   ---------------    -----------------
     Harbor International Growth....................        100,811              155,220
     Harbor International...........................              4            1,580,169
     Harbor Growth..................................         17,071            6,069,077
     Harbor Capital Appreciation....................              6            1,910,328
     Harbor Value...................................              6            1,821,821
     Harbor Bond....................................              7            1,609,456
     Harbor Short Duration..........................      1,405,636            9,474,280
     Harbor Money Market............................         38,211           18,640,139

TRANSFER AGENT

     Harbor Transfer, Inc., a wholly-owned subsidiary of Harbor Capital Advisors, Inc., is the shareholder servicing agent for the Funds. Fees incurred for these transfer agent services for the year ended October 31, 1995 totalled $3,915,034.

"NON-INTERESTED" TRUSTEES

     The fees and expenses of the non-interested Trustees allocated to each Fund are shown on each Fund's Statement of Operations. Trustees' fees and expenses for all Funds aggregated $100,328 for the year ended October 31, 1995.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 4--FEES AND OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED
CUSTODIAN

     Payments to the custodian have been reduced by balance credits applied to each portfolio for the year ended October 31, 1995. For the Harbor International Growth Fund, Harbor International Fund, Harbor Growth Fund, Harbor Capital Appreciation Fund, Harbor Value Fund, Harbor Bond Fund, Harbor Short Duration Fund, and Harbor Money Market Fund the reduction amounted to $1,772, $11,285, $1,386, $16,229, $535, $2,018, $17,213, and $2,084, respectively.

NOTE 5--BORROWINGS

     Short Duration Fund enters into reverse repurchase agreements with third party broker-dealers. The Fund may use reverse repurchase agreements to borrow short term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of securities sold. Activity in reverse repurchase agreements by the Short Duration Fund for the year ended October 31, 1995 is as follows:

                                                            MAXIMUM     AVERAGE DAILY
                                                            AMOUNT         AMOUNT          AVERAGE
                                    BALANCE     AVERAGE   OUTSTANDING    OUTSTANDING    INTEREST RATE
      CATEGORY OF AGGREGATE        AT END OF    INTEREST  DURING THE     DURING THE      DURING THE
      SHORT-TERM BORROWINGS         PERIOD       RATE       PERIOD         PERIOD          PERIOD
--------------------------------- -----------   -------   -----------   -------------   -------------
Reverse repurchase agreements
  with maturity dates from
  8/15/98 thru 12/31/99.......... $56,399,375    5.77%    $59,129,597    $ 23,999,198       5.53%

NOTE 6--COMMITMENTS AND CONTINGENCIES

     In connection with its former fidelity bond and directors and officers errors and omissions liability insurance policy, the Trust, on behalf of each Fund, must maintain for five years a "reserve premium" representing approximately 100% of its allocated annual premium for each Fund. Such amounts are included in "Other assets" in each Fund's Statement of Assets and Liabilities.

NOTE 7--TAX INFORMATION

     The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 7--TAX INFORMATION--CONTINUED
accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Funds' capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended October 31, 1995, the Funds reclassified the following amounts:

                                                   UNDISTRIBUTED     ACCUMULATED
                                                   NET INVESTMENT    NET REALIZED     PAID-IN
                                                   (LOSS) INCOME     GAIN (LOSS)      CAPITAL
                                                  ----------------   ------------   ------------
Harbor International Growth Fund................           6,641           10,204        (16,845)
Harbor International Fund.......................      (1,601,667)       2,055,114       (453,447)
Harbor Growth Fund..............................         211,347         (211,347)            --
Harbor Capital Appreciation Fund................         (16,366)          22,056         (5,690)
Harbor Value Fund...............................          12,875          (13,230)           355
Harbor Bond Fund................................         435,640         (450,313)        14,673
Harbor Short Duration Fund......................         614,597       20,322,391    (20,936,988)

     At October 31, 1995, Harbor Short Duration Fund had capital loss carryforwards of approximately $5,578,000, $13,538,000 and $2,000, which may be available to offset future realized capital gains, if any. These amounts will expire October 31, 2001, October 31, 2002 and October 31, 2003, respectively.

     At October 31, 1995 Harbor International Growth Fund had capital loss carryforwards of approximately $65,058 and $3,162,965, which may be available to offset future realized capital gains, if any. These amounts will expire on October 31, 2002 and October 31, 2003, respectively.

     At October 31, 1995 Harbor Bond Fund had a capital loss carryforward of approximately $1,957,911 which may be available to offset future realized capital gains, if any. This amount will expire October 31, 2002. A capital loss of $4,985,470 was utilized during the year ended October 31, 1995.

     The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at October 31, 1995 were as follows:

                                                              GROSS UNREALIZED          NET UNREALIZED
                                                        -----------------------------   APPRECIATION/
            NAME OF FUND              IDENTIFIED COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
------------------------------------  ---------------   ------------   --------------   --------------
Harbor International Growth Fund....  $   107,302,997   $ 15,560,556    $  (2,613,917)   $  12,946,639
Harbor International Fund...........    2,462,857,598    892,617,312      (99,654,914)     792,962,398
Harbor Growth Fund..................      106,770,461     33,075,277       (1,673,010)      31,402,267
Harbor Capital Appreciation Fund....      723,286,961    205,409,475      (11,477,946)     193,931,529
Harbor Value Fund...................       79,441,526      6,865,732       (2,084,994)       4,780,738
Harbor Bond Fund....................      228,945,882      3,651,604       (2,713,242)         938,362
Harbor Short Duration Fund..........      189,862,819        585,747       (1,761,133)      (1,175,386)

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND
BOARD OF TRUSTEES OF
HARBOR FUND

     In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, of changes in net assets and of cash flows, and the financial highlights present fairly, in all material respects, the financial position of each of the eight Funds constituting the Harbor Fund, (hereafter referred to as the "Trust") at October 31, 1995, and the results of each of their operations, the changes in each of their net assets, the cash flows for the Harbor Short Duration Fund, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
December 14, 1995

HARBOR FUND
ADDITIONAL INFORMATION

ADDITIONAL FEDERAL TAX INFORMATION

     Harbor Value Fund designates 42% of its distributions from investment company taxable income for the fiscal year as qualifying for the dividends received deduction for corporate shareholders. The Fund paid a long-term capital gain dividend of $2,598,041 or $.51 per share on December 27, 1994.

     The Form 1099 you receive in January, 1996 for each of the Funds will show the tax status of all distributions paid to your account in calendar year 1995.

ADDITIONAL INFORMATION

     On August 3, 1995 a special meeting of shareholders of Harbor Value Fund was held for the purpose of voting on the following:

     1: To approve or disapprove the Subadvisory Agreement by and among the Trust, on behalf of Harbor Value Fund, Harbor Capital Advisors, Inc. and DePrince, Race & Zollo, Inc. ("DRZ"), the Fund's subadviser, under which DRZ will manage a portion of the Fund's assets ("Proposal 1").

     2: To approve or disapprove an amendment to a fundamental investment restriction of Harbor Value Fund ("Proposal 2").

     The results of the vote on Proposal 1 were as follows:

                                                                               % OF
                                                                            OUTSTANDING    % OF SHARES
                          VOTE                             NO. OF SHARES      SHARES          VOTED
--------------------------------------------------------   -------------    -----------    -----------
Affirmative.............................................     4,154,819         81.28%          98.25%
Against.................................................        56,088          1.10            1.33
Abstain.................................................        17,590          0.34             .42
                                                           -------------    -----------    -----------
  TOTAL: ...............................................     4,228,497         82.72%         100.00%

     The results of the vote on Proposal 2 were as follows:

                                                                               % OF
                                                                            OUTSTANDING    % OF SHARES
                          VOTE                             NO. OF SHARES      SHARES          VOTED
--------------------------------------------------------   -------------    -----------    -----------
Affirmative.............................................     4,092,062         80.05%          96.77%
Against.................................................       109,159          2.14            2.58
Abstain.................................................        27,276          0.53             .65
                                                           -------------    -----------    -----------
  TOTAL: ...............................................     4,228,497         82.72%         100.00%

        (This document must be preceded or accompanied by a Prospectus.)

TRUSTEES AND OFFICERS                                    SHAREHOLDER SERVICING AGENT

Ronald C. Boller            Chairman, President and      Harbor Transfer, Inc.
Howard P. Colhoun           Trustee                      P.O. Box 2282
John P. Gould               Trustee                      Toledo, Ohio 43603-2282
Rodger F. Smith             Trustee                      1-800-422-1050
Constance L. Souders        Trustee
                            Secretary and Treasurer      CUSTODIAN
                                                         State Street Bank and Trust
                                                         Company
INVESTMENT ADVISER                                       P.O. Box 1713
Harbor Capital Advisors,                                 Boston, MA 02105
  Inc.
One SeaGate
Toledo, OH 43666                                         INDEPENDENT ACCOUNTANTS
                                                         Price Waterhouse LLP
                                                         160 Federal Street
DISTRIBUTOR AND                                          Boston, MA 02110
PRINCIPAL UNDERWRITER
HCA Securities, Inc.                                     LEGAL COUNSEL
One SeaGate                                              Hale and Dorr
Toledo, OH 43666                                         60 State Street
(419) 247-2477                                           Boston, MA 02109


                              (HARBOR FUND LOGO)

196,000/12/95                                              (RECYCLED PAPER LOGO)